                                                    Registration No. 333-31533

                                                            File No. 811-08297

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                           [      ]

Pre-Effective Amendment No. _____                                     [      ]

Post-Effective Amendment No. 9                                        [   X  ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                           [      ]

Amendment No. 11                                                      [   X  ]

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                           OPPENHEIMER MIDCAP FUND
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              (Exact Name of Registrant as Specified in Charter)

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                 6803 South Tucson Way, Centennial, CO 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.

   Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008

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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[     ]    Immediately upon filing pursuant to paragraph (b)
[  X  ]    On December 23, 2003 pursuant to paragraph (b)
[     ]    60 days after filing pursuant to paragraph (a)(1)
[     ]    On ______  pursuant to paragraph (a)(1)
[     ]    75 days after filing pursuant to paragraph (a)(2)
[     ]    On _________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
MidCap Fund

Prospectus dated December 23, 2003

                                          Oppenheimer MidCap Fund is a mutual
                                          fund that seeks capital appreciation
                                          to make your investment grow.  It
                                          emphasizes investments in common
                                          stocks of growth companies having a
                                          market capitalization between $2
                                          billion and $11.5 billion.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                  1234

Contents

            ABOUT THE FUND
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            The Fund's Investment Objective and Principal Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in equity securities, such as common and preferred stocks, and securities convertible into common stock.  It invests primarily in equity securities of U.S.
companies, but can also buy foreign stocks.  Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes) in equity securities of growth companies that have a market capitalization of between $2 billion and $11.5
billion (referred to as "mid-cap"stocks).   The Fund may invest its assets in
a variety of industry categories, although it may from time to time emphasize investments in one or more industries.  For example, the Fund has, at certain times, invested a significant amount of its assets in technology companies.
A technology company is defined as a company using, producing and/or developing technology products.  The types of companies the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager") considers to be technology companies can be expected to change over time as developments in technology occur.  The Fund's non-fundamental policy of investing at least 80% of its net assets in these investments will not be changed by the Fund's Board of
Trustees without first providing shareholders 60 days' written notice.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process.  The
"bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends.  The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.  The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings.  While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

o     Market capitalization between $2 billion and $11.5 billion;
o     What the portfolio manager believes to be a high rate of sustainable earnings growth;
o     Revenue growth the portfolio manager expects to be at a rate greater than 10% annually;
o     Established companies that are well-positioned to take advantage of product or technology advances in their industry or related growth sector.

      If the portfolio manager discerns a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking capital growth in their investment over the long term.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund focusing on mid-cap stock investments.  The Fund does not seek current income and the income from its investments will likely be small.  It is not designed for investors needing current income or preservation of capital.  Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets and the special economic and other factors that might primarily affect the prices of mid-cap stocks in the market.  Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.
Risks of Technology Stocks.  To the extent the Fund is invested in stocks of technology companies, the value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology, including market and economic events that affect those technology companies.  The technology sector has historically exhibited great fluctuations in valuations. We take this into account when evaluating the long-term merits of our investments.

     The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector.  This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

SPECIAL RISKS OF MID-CAP STOCKS.  While stocks of mid-cap companies may offer greater capital appreciation potential than investments in larger capitalization companies, they may also present greater risks.  Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations.  They tend to have lower trading volumes than large capitalization securities. As a result, they may experience more abrupt and erratic price movements.

      Since mid-cap companies typically reinvest a high proportion of earnings in their own businesses, they may lack the dividend yield that can help cushion their total return in a declining market.  Many mid-cap stocks are traded in over-the-counter markets and therefore may be less liquid than stocks of larger exchange-traded issuers.  That means the Fund could have greater difficulty selling a security at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.  The Fund focuses its investments on mid-cap equity securities for long-term growth, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the
OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains.  In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund and may reduce performance. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this prospectus shows the Fund's portfolio turnover rate during the past fiscal year.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/03  through  9/30/03,  the  cumulative  return  (not annualized) before taxes for Class A shares was 18.87%.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was  43.43% (4 Qtr `99) and the lowest return (not  annualized)  before  taxes for a calendar  quarter was -32.06% (4
Qtr `00).

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Average Annual Total Returns                                         10 Years
------------------------------                      5 Years        (or life of
for    the    periods    ended                    (or life of     class,if less)
December 31, 2002                  1 Year       class, if less)

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Class  A  Shares   (inception
12/1/97)                         -31.79%           0.26%            0.97%
  Return Before Taxes            -31.79%           0.25%            0.96%
  Return After Taxes on
  Distributions                  -19.36%           0.20%            0.77%
  Return   After   Taxes   on
  Distributions  and  Sale of
  Fund Shares

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S&P MidCap 400 Index
(reflects no deduction for
fees, expenses or taxes)         -14.51%          6.41%1            7.10%

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Class  B  Shares   (inception    -31.84%           0.30%            1.22%
12/1/97)

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Class  C  Shares   (inception    -28.92%           0.69%            1.40%
12/1/97)

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Class  N  Shares   (inception    -28.59%          -26.61%            N/A
3/1/01)

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Class  Y  Shares   (inception    -27.10%           1.99%            2.69%
12/1/97)

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1  From 11/30/97.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for
Class C and Class N shares, the 1% contingent deferred sales charge for the
1-year period.  There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P
Midcap 400 Index, an unmanaged index of midcap equity securities. The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2003.

Shareholder Fees (charges paid directly from your investment):

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                      Class A    Class B    Class C     Class N     Class Y
                      Shares     Shares     Shares      Shares      Shares
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Maximum Sales Charge
(Load) on purchases   5.75%      None       None        None        None
(as % of offering
price)
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Maximum Deferred
Sales
Charge (Load) (as %   None1      5%2        1%3         1%4         None
of the
lower of the
original offering
price or redemption
proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                  Class A  Class B  Class C   Class N  Class Y
                                  Shares   Shares   Shares    Shares   Shares
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 Management Fees                   0.70%    0.70%     0.70%    0.70%    0.70%

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 Distribution and/or Service       0.23%    1.00%     1.00%    0.50%     N/A
 (12b-1)Fees
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 Other Expenses                    0.68%    0.81%     0.79%    0.66%    0.41%

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 Total Annual Operating Expenses   1.61%    2.51%     2.49%    1.86%    1.11%

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  Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes.
  That undertaking may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses"
  as percentages of average daily net assets were 0.39% and 1.32% for Class A shares, 0.36% and 2.06% for Class B shares, 0.38% and 2.08% for Class C shares, and 0.44% and 1.64% respectively for Class N shares. Class Y expenses were the same as shown above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N Shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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 If shares are redeemed:  1 Year       3 Years       5 Years       10 Years
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 Class A Shares           $729         $1,054        $1,401        $2,376

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 Class B Shares           $754         $1,082        $1,535        $2,421 1

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 Class C Shares           $352         $776          $1,326        $2,826

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 Class N Shares           $289         $585          $1,006        $2,180

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 Class Y Shares           $113         $353          $612          $1,352

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 If shares are not        1 Year       3 Years       5 Years       10 Years
 redeemed:
 ------------------------------------------------------------------------------
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 Class A Shares           $729         $1,054        $1,401        $2,376

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 Class B Shares           $254         $782          $1,335        $2,421 1

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 Class C Shares           $252         $776          $1,326        $2,826

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 Class N Shares           $189         $585          $1006         $2,180

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 Class Y Shares           $113         $353          $612          $1,352

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  In the first example, expenses include the initial sales charge for Class A and the applicable Class B,  Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
  1.  Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.
The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in companies in any one industry.

      However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Mid-Cap Stock Investments.  Mid-cap companies are those that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. The portfolio manager searches for stocks of mid-cap companies that have the financial stability approximating that of larger companies and the high growth potential associated with smaller companies.  The portfolio manager will not normally invest in stocks of companies in "turnaround"
      situations until the company's operating characteristics have improved.

      In general, growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
      Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time.  They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

      The Fund's investments are not limited only to mid-cap issuers, and under normal market conditions the Fund can invest up to 20%  of its net assets (plus borrowings for investment purposes) in stocks of companies in other market capitalizations, if the Manager believes they offer opportunities for growth.

      The Fund measures the market capitalization of an issuer at the time of investment to determine if it fits within the Fund's mid-cap definition.  Because the relative sizes of companies change over time as the stock market changes, the Fund's definition of what is a
      "mid-cap" company may change over time as well.  Also, as individual companies grow, they may no longer fit within the Fund's definition of a "mid-cap" issuer after the Fund buys their stock.  While the Fund is not required to sell stocks of companies whose market capitalizations grow beyond the Fund's mid-cap definition, the Manager might sell some of those holdings to try to lower the median capitalization of its portfolio (measured on a dollar weighted basis).  This could cause the
      Fund to realize capital gains on its investments, which could increase taxable distributions to shareholders.  Of course, there is no assurance that mid-cap stocks will grow in value.

Cyclical Opportunities.  The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.  For example, when the economy is expanding, companies in the consumer cyclicals and technology sectors may benefit and offer long-term growth opportunities. The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's objective is a fundamental policy.  Other Investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy or technique is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of the different types of techniques and investments described below.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities.  While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock.  The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

      The Fund will not invest more than 5% of its net assets in convertible securities that are rated below investment grade by a nationally recognized rating organization such as Moody's Investors Service or that are assigned a comparable rating by the Manager.  "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager.  Lower-grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities.  Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors.
      These securities may have limited liquidity, which means that the Fund might not be able to sell them quickly at an acceptable price.  Their prices may be very volatile, especially in the short term.

Foreign Investing.  The Fund can buy securities in any country, including developed countries and emerging markets.  The Fund has no limits on the amount of its assets that can be invested in foreign securities, but has adopted an operating policy limiting its investments in foreign securities to 10% of its total assets.  It does not expect to invest substantial amounts of its assets in foreign stocks.

Special Risks of Foreign Investing.  While foreign securities may offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
      to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.  These risks could cause the prices of foreign stocks to fall and could therefore decrease the Fund's share prices.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. That percentage limitation is not a fundamental policy.
      Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.  The
      Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have special risks.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment.  The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  If that happens, the Fund's share prices could fall.  Certain derivative investments held by the Fund may be illiquid.

o     Hedging.  The Fund can buy and sell certain kinds of futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments."  The Fund does not currently use hedging extensively and is not required to do so to seek its objective. It does not use hedging instruments for speculative purposes.  It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

      Some of these strategies could be used to hedge the Fund's portfolio against price
      fluctuations.  Other hedging strategies, such as buying futures and call options, could
      increase the Fund's exposure to the securities market.  Forward contracts can be used to try to manage foreign currency risks on the
      Fund's foreign investments.  Foreign currency
      options can be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and has special tax effects on the Fund.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover.  The Fund can engage in active and frequent short-term trading to try to achieve its objective.  It might have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, generally it must pay out those gains to shareholders, increasing their taxable distributions.  The Financial
      Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements.  They could include other investment grade debt securities.  The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $135 billion in assets as of September 30, 2003, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Portfolio Manager.  The portfolio manager of the Fund (since October 2003) is
      John O'Hare, who is principally responsible for the day-to-day management of the Fund's portfolio. Mr. O'Hare is a Vice President of the Fund (since December 2003) and a Vice President of the Manager
      (since September 2003). He is also an officer and portfolio manager of other Oppenheimer funds. Mr. O'Hare joined the Manager as a portfolio manager of other funds in September 2003.  Prior to joining the
      Manager, Mr. O'Hare was an Executive Vice President and Portfolio
      Manager (June 2000 - August 2003) and Portfolio Manager and Senior Vice
      President (August 1997 - June 2000) at Geneva Capital Management, Ltd.
      (an investment advisor).

Advisory Fees.   Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion. The Fund's management fee for the fiscal year ended October 31, 2003 was 0.70% of average annual net assets for each class of shares.

A B O U T Y O U R A C C O U N T

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A, or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares of any one or more of the Oppenheimer funds by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts"). However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Qualified retirement plans (other than grandfathered retirement accounts, single 401(k) plans, SEP IRAs and SIMPLE IRAs) are not permitted to purchase Class A shares subject to a Class A contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first
      $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares held by institutional investors must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer.  The Distributor retains the first year's service fee paid by the Fund.  After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C  and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.
Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer. All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses than Class A and Class Y. The Fund has no fixed dividend  rate  and  cannot  guarantee  that it  will  pay  any  dividends  or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.
      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years 2003, 2002, 2001 and 2000 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request. Another accounting firm audited the information for the fiscal years prior to 2000.

OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Class A     Year Ended October 31,                2003      2002
2001        2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $11.43    $14.42
$30.41      $19.88    $10.83
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.12)     (.13)
(.02)        .04      (.04)
Net realized and unrealized gain (loss)           2.66     (2.86)
(15.97)      10.49      9.11

--------------------------------------------------
Total from investment operations                  2.54     (2.99)
(15.99)      10.53      9.07
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --
--          --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.97    $11.43
$14.42      $30.41    $19.88

==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               22.22%   (20.74)%
(52.58)%     52.97%    83.79%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $430,514  $351,983  $532,338
$1,055,967  $167,879
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $366,050  $460,797  $718,814
$  728,168  $ 60,644
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                     (1.01)%   (1.06)%
(0.09)%      0.28%    (0.49)%
Total expenses                                    1.61%     1.68%
1.33%       1.16%     1.40%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    1.32%     1.47%
1.32%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%
84%         23%       61%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

Class B     Year Ended October 31,                2003      2002
2001       2000      1999
-------------------------------------------------------------------------------------------------
Per Share Operating Data
-------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $11.02    $14.02
$29.79     $19.62    $10.77
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.23)     (.30)
(.15)      (.07)     (.07)
Net realized and unrealized gain (loss)           2.58     (2.70)
(15.62)     10.24      8.94

-------------------------------------------------
Total from investment operations                  2.35     (3.00)
(15.77)     10.17      8.87
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --
--         --      (.02)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.37    $11.02
$14.02     $29.79    $19.62

=================================================

-------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               21.33%   (21.40)%
(52.94)%    51.83%    82.40%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $327,880  $291,397  $438,962
$874,830  $118,611
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $291,209  $385,917  $592,096
$594,390  $ 40,455
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                              (1.75)%   (1.85)%
(0.84)%    (0.48)%   (1.25)%
Total expenses                                    2.51%     2.48%
2.08%      1.91%     2.16%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    2.06%     2.27%
2.07%       N/A 3     N/A 3
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%
84%        23%       61%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C     Year Ended October 31,                2003      2002
2001        2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $11.02    $14.02
$29.78      $19.60    $10.76
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.20)     (.30)
(.15)       (.07)     (.06)
Net realized and unrealized gain (loss)           2.55     (2.70)
(15.61)      10.25      8.92

--------------------------------------------------
Total from investment operations                  2.35     (3.00)
(15.76)      10.18      8.86
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --        --
--          --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.37    $11.02
$14.02      $29.78    $19.60

==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               21.33%   (21.40)%
(52.92)%     51.94%    82.38%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $103,271  $ 83,351  $128,230
$247,566   $26,482
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 87,528  $112,436  $170,129
$161,221   $ 9,066
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                              (1.77)%   (1.84)%
(0.85)%     (0.48)%   (1.26)%
Total expenses                                    2.49%     2.47%
2.08%       1.91%     2.16%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses    2.08%     2.26%
2.07%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%       51%
84%         23%       61%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

Class N     Year Ended October 31,                          2003
2002      2001 1
--------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------

Net asset value, beginning of period                      $11.38    $14.40
$19.54
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.17)
(.14)     (.05)
Net realized and unrealized gain (loss)                     2.66
(2.88)    (5.09)

----------------------------
Total from investment operations                            2.49
(3.02)    (5.14)
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain                  --
--        --
--------------------------------------------------------------------------------------
Net asset value, end of period                            $13.87    $11.38
$14.40

============================

--------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         21.88%   (20.97)%
(26.31)%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $16,606    $8,846
$2,268
--------------------------------------------------------------------------------------
Average net assets (in thousands)                        $11,846    $6,576
$1,250
--------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.34)%
(1.28)%   (0.94)%
Total expenses                                              1.86%
1.87%     1.73%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                         1.64%
1.66%     1.72%
--------------------------------------------------------------------------------------
Portfolio turnover rate                                       76%
51%       84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class Y     Year Ended October 31,                2003        2002
2001      2000      1999
--------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $11.71      $14.69
$30.86    $20.07    $10.88
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.19)       (.08)
(.08)     (.02)     (.01)
Net realized and unrealized gain (loss)           2.83       (2.90)
(16.09)    10.81      9.22

--------------------------------------------------
Total from investment operations                  2.64       (2.98)
(16.17)    10.79      9.21
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions in excess of net realized gain        --          --
--        --      (.02)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                  $14.35      $11.71
$14.69    $30.86    $20.07

==================================================

--------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1               22.55%     (20.29)%
(52.40)%   53.76%    84.69%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $17,171      $7,419
$4,759      $115        $2
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $11,928      $6,449
$2,720      $ 33        $2
Ratios to average net assets: 2
Net investment income (loss)                     (0.80)%     (0.39)%
(0.12)%    0.60%    (0.06)%
Total expenses                                    1.11%       0.83%
1.07%     0.74%     1.03%
Expenses after expense reimbursement or
fee waiver and reduction to custodian expenses     N/A 3,4     N/A 3
1.02%      N/A 3     N/A 3
------------------------------------------------------------------------------------------------
Portfolio turnover rate                             76%         51%
84%       23%       61%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class
B
shares will automatically convert to Class A shares six years after the date of
purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices,
and
if not, at the closing bid price. Securities (including restricted securities)
for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board
of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds
advised by the Manager, may transfer uninvested cash balances into joint trading
accounts on a daily basis. Secured by U.S. government securities, these balances
are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to
a
specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years
and
unrealized appreciation or depreciation of securities and other investments for
federal income tax purposes.

                                                                Net Unrealized
                                                            Appreciation Based
        Undistributed   Undistributed       Accumulated  on Cost of Securities
        Net Investment      Long-Term              Loss     for Federal Income
        Income                   Gain  Carryforward 1,2           Tax Purposes
        ----------------------------------------------------------------------
        $--                       $--    $1,218,890,585           $164,304,562

1. As of October 31, 2003, the Fund had $1,218,890,585 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              -----------------------
                              2006    $    2,792,572
                              2007         3,516,822
                              2008       142,020,390
                              2009       765,032,406
                              2010       237,892,098
                              2011        67,636,297
                                      ---------------
                              Total   $1,218,890,585*
                                      ===============

*Includes $41,420 from capital loss carryforward acquired in the September 4,
2003 merger with Oppenheimer Select Managers Gartmore Millennium Growth Fund
II.

2. During the fiscal years ended October 31, 2003 and October 31, 2002, the
Fund
did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in
which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for October 31,
2003.
Net assets of the Fund were unaffected by the reclassifications.

              From          To (From)                          Net
              Ordinary        Capital     Tax Return    Investment
              Loss        Gain (Loss)     of Capital          Loss
              ----------------------------------------------------
              $10,616,094        $--            $--    $10,616,094

No distributions were paid during the years ended October 31, 2003 and October
31, 2002.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for
federal income tax purposes as of October 31, 2003 are noted below. The primary
difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses
or tax realization of financial statement unrealized gain or loss.

                     Federal tax cost of securities and
                     other investments              $731,879,467
                                                    ============

                     Gross unrealized appreciation  $209,203,512
                     Gross unrealized depreciation   (44,898,950)
                                                    ------------
                     Net unrealized appreciation    $164,304,562
                                                    ============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
October
31, 2003, the Fund's projected benefit obligations were increased by $2,296
and
payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $146,496 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a
portion of the annual compensation they are entitled to receive from the Fund.
Under the plan, deferred amounts are treated as though equal dollar amounts had
been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred
until distributed in accordance to the Plan.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if
any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings
on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial
interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003   Year Ended October
31, 2002
                                Shares          Amount
Shares          Amount
--------------------------------------------------------------------------------------
Class A

Sold                         8,268,487   $ 100,143,126     10,246,014   $
140,041,291
Acquisition--Note 7            317,478       4,460,569
--              --
Redeemed                    (8,568,434)   (101,677,126)   (16,353,774)
(219,545,138)

----------------------------------------------------------
Net increase (decrease)         17,531   $   2,926,569     (6,107,760)  $
(79,503,847)

==========================================================

--------------------------------------------------------------------------------------
Class B
Sold                         4,126,736   $  48,252,675      5,434,402   $
72,796,103
Acquisition--Note 7             38,399         517,234
--              --
Redeemed                    (6,086,687)    (69,345,725)   (10,300,242)
(132,657,060)

----------------------------------------------------------
Net decrease                (1,921,552)  $ (20,575,816)    (4,865,840)  $
(59,860,957)

==========================================================

                          Year Ended October 31, 2003   Year Ended October
31, 2002
                                Shares         Amount         Shares
Amount
------------------------------------------------------------------------------------

Class C
Sold                         2,083,749   $ 24,228,356      2,545,426   $
33,944,222
Acquisition--Note 7             33,708        453,714
--             --
Redeemed                    (1,956,908)   (22,260,768)    (4,128,477)
(53,180,986)

--------------------------------------------------------
Net increase (decrease)        160,549   $  2,421,302     (1,583,051)
$(19,236,764)

========================================================

------------------------------------------------------------------------------------
Class N
Sold                           680,615   $  8,317,381        900,502   $
11,916,305
Acquisition--Note 7             11,483        160,308
--             --
Redeemed                      (271,906)    (3,340,257)      (281,019)
(3,453,917)

--------------------------------------------------------
Net increase                   420,192   $  5,137,432        619,483   $
8,462,388

========================================================

------------------------------------------------------------------------------------
Class Y
Sold                           896,395   $ 11,097,195        505,761   $
7,112,046
Acquisition--Note 7                 52            743
--             --
Redeemed                      (333,575)    (4,296,208)      (196,412)
(2,703,018)

--------------------------------------------------------
Net increase                   562,872   $  6,801,730        309,349   $
4,409,028

========================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were
$581,090,574 and $524,817,149, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund provides for a fee at an annual rate
of 0.75% of the first $200 million of average annual net assets of the Fund;
0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; 0.58% of the next $1 billion
and 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended October 31, 2003, the Fund paid
$2,635,732 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets
of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account
fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees up to an annual rate of 0.35% of average annual net assets for all classes.
This undertaking may be amended or withdrawn at any time.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period
indicated.

                   Aggregate        Class A    Concessions    Concessions
Concessions    Concessions
                   Front-End      Front-End     on Class A     on Class B
on Class C     on Class N
               Sales Charges  Sales Charges         Shares
Shares         Shares         Shares
                  on Class A    Retained by    Advanced by    Advanced by
Advanced by    Advanced by
Year Ended            Shares    Distributor  Distributor 1  Distributor 1
Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------

October 31, 2003  $1,153,285       $343,111       $110,893
$1,259,674       $178,412        $50,872

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                            Class A       Class B        Class C        Class
N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by    Retained
by
Year Ended              Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
October 31, 2003            $10,288      $922,794        $17,185
$23,146

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class A
shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended October 31, 2003, expense under the Class A Plan totaled $836,511, all of which were paid by the Distributor to
recipients, which included $18,433 retained by the Distributor and $87,235 which
was paid to an affiliate of the Manager. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

Distributor's
                                                   Distributor's
Aggregate
                                                       Aggregate
Uncompensated
                                                   Uncompensated  Expenses as
%
                  Total Expenses  Amount Retained       Expenses  of Net
Assets
                      Under Plan   by Distributor     Under Plan       of
Class
-------------------------------------------------------------------------------
Class B Plan          $2,911,088       $2,107,461    $17,953,833
5.48%
Class C Plan             874,733          194,066      3,338,760
3.23
Class N Plan              59,124           47,438        277,097
1.67

-------------------------------------------------------------------------------
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written
put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in
the Statement of Assets and Liabilities. Realized gains and losses are reported
in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if
the market price of the security decreases and the option is exercised. The risk
in buying an option is that the Fund pays a premium whether or not the option is
exercised. The Fund also has the additional risk of not being able to enter into
a closing transaction if a liquid secondary market does not exist.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Option Activity Continued
Written option activity for the year ended October 31, 2003 was as follows:

                                                                 Call Options
                                                     -------------------------
                                                     Number of      Amount of
                                                     Contracts       Premiums
             -----------------------------------------------------------------
             Options outstanding as of October 31, 2002     --      $      --
             Options written                             2,140        328,571
             Options closed or expired                  (1,855)      (253,179)
             Options exercised                            (285)       (75,392)
                                                        ----------------------
             Options outstanding as of October 31, 2003     --      $      --
                                                        ======================

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of October 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement
transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than
15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2003 was $553,730, which
represents 0.06% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                         Acquisition               Valuation
as of   Unrealized
Security                                       Dates        Cost  October 31,
2003 Depreciation
-----------------------------------------------------------------------------------------------

Stocks and/or Warrants
Axsun Technologies, Inc., Cv., Series C     12/13/00  $8,999,998
$301,774   $8,698,224
Centerpoint Broadband Technologies,
Inc., Cv., Series D                         10/23/00
5,999,997                --    5,999,997
fusionOne, Inc., 8% Non-Cum. Cv.,
Series D                                      9/6/00   9,100,104
101,056    8,999,048
ITF Optical Technologies, Inc., Cv.,
Series A                                      4/7/00   5,000,000
150,900    4,849,100

--------------------------------------------------------------------------------
7. Acquisition of Oppenheimer Select Managers Gartmore Millennium Growth Fund
II
On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer
Select Managers Gartmore Millennium Growth Fund II, pursuant to an Agreement
and
Plan of Reorganization approved by the Oppenheimer Select Managers Gartmore
Millennium Growth Fund II shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.525672 for Class A, 0.537854 for Class B, 0.538216 for
Class C, 0.524906 for Class N and 0.515156 for Class Y of the Fund to one
share
of Oppenheimer MidCap Fund 317,478; 38,399; 33,708; 11,483 and 52 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,460,569, $517,234, $453,714, $160,308 and $743 in
exchange for the net assets, resulting in combined Class A net assets of
$430,352,457, Class B net assets of $328,027,097, Class C net assets of
$102,832,057, Class N net assets of $15,671,309 and Class Y net assets of
$16,967,112 on September 4, 2003. The net assets acquired included net unrealized appreciation of $858,837 and an unused capital loss carryforward of
$1,913,251, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
8. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the
provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might
not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

INFORMATION AND SERVICES

For More Information on Oppenheimer MidCap Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-08297

PR0745.001.1203
Printed on recycled paper

                          Appendix to Prospectus of
                           Oppenheimer MidCap Fund

      Graphic Material included in the Prospectus of Oppenheimer MidCap Fund:
"Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer MidCap
Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for its four most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer MidCap Fund
Ended                               Class A Shares
-----                               --------------

12/31/98                              29.76%
12/31/99                              94.87%
12/31/00                            -10.84%
12/31/01                            -34.13%
12/31/02                            -27.63%

---------------------------------------------------------------------------------
Oppenheimer MidCap Fund
---------------------------------------------------------------------------------
6801 South Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated December 23, 2003

      This  Statement  of  Additional  Information  is  not  a  Prospectus.  This
document  contains   additional   information  about  the  Fund  and  supplements
information  in the  Prospectus  dated  December  23,  2003.  It  should  be read together  with the  Prospectus.  You can obtain the  Prospectus by writing to the
Fund's  Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,
Colorado  80217,  or by calling the Transfer Agent at the toll-free  number shown above,  or by  downloading  it from  the  OppenheimerFunds  Internet  website  at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks..  2

About Your Account

Financial Information About the Fund

---------------------------------------------------------------------------------
ABOUT THE FUND
---------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional
Information  contains  supplemental  information  about those  policies and risks
and   the   types   of   securities   that   the   Fund's   investment   adviser,
OppenheimerFunds,  Inc.,  (the  "Manager")  can select  for the Fund.  Additional information is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The composition of the Fund's portfolio and the techniques  and  strategies  that  the  Manager  may use in  selecting  portfolio securities  will  vary  over  time.  The Fund is not  required  to use all of the investment  techniques  and  strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques  and  strategies at some times or not at all.

      |X| Cyclical  Opportunities.  The Fund might also seek to take advantage of changes in the business  cycle by investing  in companies  that are  sensitive to those changes if the Manager  believes they have growth  potential.  For example,
when  the  economy  is  expanding,   companies  in  the  consumer   durables  and
technology  sectors  might  benefit  and offer  long-term  growth  opportunities.
Other cyclical  industries  include insurance,  for example.  The fund focuses on seeking growth over the long term,  but could seek to take tactical  advantage of
short-term   market   movements  or  events  affecting   particular   issuers  or
industries.

      |X|  Investments  in Equity  Securities.  The Fund focuses its  investments in equity  securities of mid-cap  growth  companies.  Equity  securities  include
common   stocks,   preferred   stocks,   rights  and  warrants,   and  securities
convertible  into common stock.  The Fund's  investments  will primarily  include stocks of companies having a market  capitalization  between $2 billion and $11.5 billion,  generally measured at the time of the Fund's investment.  However,  the
Fund is not  required to sell  securities  of an issuer it holds if the  issuer's capitalization exceeds $11.5 billion.

      At  times,  in the  Manager's  view,  the  market  may  favor  or  disfavor securities of issuers of a particular  capitalization  range.  Therefore although the Fund normally invests,  as a non-fundamental  policy, at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  of its  assets  in  equity securities of mid-cap  issuers,  the Fund may change the proportion of its equity investments  in securities  of different  capitalization  ranges,  based upon the
Manager's  judgment  of  where  the  best  market  opportunities  are to seek the
Fund's objective.

      Growth  companies  might be providing  new products or services  that could enable them to capture a dominant or important market  position.  They may have a special  area of  expertise  or the  capability  to take  advantage of changes in demographic  factors  in a more  profitable  way than  larger,  more  established companies.

      Growth  companies  tend to  retain  a  large  part of  their  earnings  for research,  development or investment in capital  assets.  Therefore,  they do not tend to  emphasize  paying  dividends,  and may not pay any  dividends  for  some time.  They are selected for the Fund's  portfolio  because the Manager  believes the price of the stock will increase over the long term.
      Current  income is not a  criterion  used to select  portfolio  securities.
However,  certain debt  securities  may be selected for the Fund's  portfolio for defensive  purposes  (including  debt  securities  that the Manager  believes may offer some opportunities for capital appreciation when stocks are disfavored).

      In general,  securities of mid-cap  issuers may be subject to greater price volatility  in general than  securities  of large-cap  companies.  Therefore,  to the degree that the Fund has  investments in medium  capitalization  companies at times of market  volatility,  the  Fund's  share  price may  fluctuate  more than funds holding large cap securities.

            |_| Over-the-Counter  Securities.  Mid-cap growth companies may offer greater  opportunities  for capital  appreciation  than securities of large, more established  companies.  However,  securities of mid-cap  companies  also involve greater  risks  than  securities  of  larger  companies.  Securities  of  mid-cap issuers may trade on  securities  exchanges  or in the  over-the-counter  market.
The  over-the-counter  markets,  both in the United  States and abroad,  may have less  liquidity  than  securities  exchanges.  That lack of liquidity  can affect the price the Fund is able to obtain  when it wants to sell a  security,  because if there are fewer  buyers and less demand for a  particular  security,  the Fund might not be able to sell it at an  acceptable  price or might have to reduce the price in order to dispose of the security.

      In the United States, the principal  over-the-counter  market is the NASDAQ
Stock  Market,   Inc.,  which  is  regulated  by  the  National   Association  of
Securities  Dealers,  Inc.  It  consists of an  electronic  quotation  system for certain  securities,  and a security  must have at least two market  makers to be included in NASDAQ.  Other  over-the-counter  markets exist in the United States, as well as those  abroad,  wherever  a dealer  is  willing  to make a market in a particular security.

            |_|   Convertible   Securities.   Convertible   securities  are  debt
securities  that are  convertible  into an  issuer's  common  stock.  Convertible securities rank senior to common stock in a corporation's  capital  structure and therefore  are  subject to less risk than  common  stock in case of the  issuer's bankruptcy or liquidation.

            The  value  of  a   convertible   security   is  a  function  of  its
"investment  value" and its "conversion  value." If the investment  value exceeds the conversion  value,  the security will behave more like a debt  security,  and the security's  price will likely  increase when interest rates fall and decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity  security:  it will likely sell at a premium  over  its  conversion  value,  and its  price  will  tend  to  fluctuate directly with the price of the underlying security.

            While  convertible  securities are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion  into equity  securities)
causes  them to be  regarded  more as  "equity  equivalents."  As a  result,  the credit  rating  assigned  to the  security  has  less  impact  on  the  Manager's investment  decision with respect to convertible  securities  than in the case of
non-convertible   fixed-income  securities.   To  determine  whether  convertible
securities  should be regarded as "equity  equivalents,"  the Manager may examine the following factors:

(1)   whether,  at the option of the investor,  the  convertible  security can be exchanged  for a fixed  number of  shares  of common  stock of the issuer,
(2)   whether  the  issuer  of  the  convertible   securities  has  restated  its
               earnings  per  share  of  common  stock on a fully  diluted  basis
               (considering   the  effect  of  conversion   of  the   convertible
               securities), and
(3)   the extent to which the  convertible  security  may be a defensive  "equity
               substitute,"   providing  the  ability  to   participate   in  any
               appreciation in the price of the issuer's common stock.

            |_| Preferred  Stock.  Preferred  stock,  unlike common stock,  has a stated  dividend rate payable from the  corporation's  earnings.  Preferred stock
dividends   may  be   cumulative   or   non-cumulative.   "Cumulative"   dividend
provisions  require all or a portion of prior unpaid  dividends to be paid before dividends  can be paid on the  issuer's  common  stock.  Preferred  stock  may be
"participating"  stock,  which  means  that  it may  be  entitled  to a  dividend exceeding the stated dividend in certain cases.

            If interest rates rise,  the fixed  dividend on preferred  stocks may
be  less   attractive,   causing  the  price  of  preferred  stocks  to  decline.
Preferred  stock  may  have  mandatory  sinking  fund  provisions,   as  well  as
provisions  allowing calls or redemptions prior to maturity,  which can also have a  negative  impact  on prices  when  interest  rates  decline.  Preferred  stock
generally  has  a  preference  over  common  stock  on  the   distribution  of  a
corporation's  assets  in  the  event  of  liquidation  of the  corporation.  The rights  of  preferred  stock on  distribution  of a  corporation's  assets in the event of a liquidation  are generally  subordinate to the rights  associated with a corporation's debt securities.

      |_|  Credit  Risk.  Convertible  securities  are  subject  to credit  risk.
Credit risk  relates to the  ability of the issuer of a debt to make  interest or principal  payments on the  security  as they become due. If the issuer  fails to pay  interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that bond and of the Fund's  shares may be reduced.  The
Manager  may rely to some  extent  on  credit  ratings  by  nationally-recognized ratings  agencies in evaluating  the credit risk of  securities  selected for the
Fund's  portfolio.  It may also use its own research and  analysis.  Many factors affect an issuer's  ability to make timely  payments,  and the credit  risks of a
particular   security   may   change   over   time.   The  Fund  may   invest  in
higher-yielding   lower-grade   debt  securities   (that  is,   securities  below
investment  grade),  which have special risks.  Those are securities  rated below
the  four  highest  rating   categories  of  Standard  &  Poor's  Rating  Service
(Standard  &  Poor's")  or  Moody's  Investors  Service,   Inc.,  ("Moody's")  or
equivalent  ratings of other  rating  agencies or ratings  assigned to a security by the Manager.

      |_|  Special   Risks  of   Lower-Grade   Securities.   "Lower-grade"   debt
securities  are those  rated  below  "investment  grade"  which means they have a rating  lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's,  or similar  ratings by other  rating  organizations.  If they are  unrated,  and are determined by the Manager to be of comparable  quality to debt  securities  rated below  investment  grade,  they are included in limitation  on the  percentage of the Fund's assets that can be invested in lower-grade securities.

      Among the special  credit risks of  lower-grade  securities  is the greater risk that the issuer may default on its  obligation  to pay  interest or to repay principal  than in the case of  investment-grade  securities.  The  issuer's  low creditworthiness  may increase the potential for  insolvency.  An overall decline in values in the  high-yield  bond market is also more likely  during a period of general  economic  downturn.  An  economic  downturn  or an  increase in interest
rates  could  severely  disrupt  the  market  for  high-yield  bonds,   adversely
affecting  the values of  outstanding  bonds as well as the ability of issuers to pay  interest  or repay  principal.  In the  case of  foreign  high-yield  bonds, these risks are in addition to the special  risk of foreign  investing  discussed in the  Prospectus  and in  this  Statement  of  Additional  Information.  To the extent they can be  converted  into  stock,  convertible  securities  may be less subject  to some of these  risks than  non-convertible  high-yield  bonds,  since stock may be more liquid and less affected by some of these risk factors.

    While  securities  rated "Baa" by Moody's or "BBB" by Standard and Poor's are investment-grade  and are not  regarded as junk bonds,  those  securities  may be subject to special risks, and have some speculative characteristics.

      |_| Interest  Rate Risks.  In addition to credit  risks,  convertible  debt securities  are  subject  to  changes in value  when  prevailing  interest  rates change.  When  prevailing  interest rates fall,  the values of  outstanding  debt securities  generally  rise,  and the  bonds may sell for more  than  their  face amount.  When  prevailing  interest rates rise,  the values of  outstanding  debt securities  generally  decline,  and the bonds may sell at a discount  from their face  amount.  The  magnitude  of these price  changes is  generally  greater for bonds  with  longer  maturities.  Therefore,  when the  average  maturity  of the
Fund's  debt  securities  is  longer,  its share  price may  fluctuate  more when interest rates change.

            |_|  Rights  and  Warrants.  The Fund can  invest up to 5% of its net assets in  warrants  or rights.  That 5%  limitation  does not apply to  warrants and  rights  the Fund has  acquired  as part of units of  securities  or that are attached to other securities that the Fund buys.  Warrants  basically are options to purchase  equity  securities at specific prices valid for a specific period of time.  Their  prices  do not  necessarily  move  parallel  to the  prices  of the underlying  securities.  Rights are  similar to  warrants,  but  normally  have a short duration and are  distributed  directly by the issuer to its  shareholders.
Rights and  warrants  have no voting  rights,  receive no  dividends  and have no rights with respect to the assets of the issuer.

      |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during its last fiscal  period.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio turnover  rate would have been 100%.  The  Fund's  portfolio  turnover  rate will fluctuate  from  year to year.  The Fund may have a  portfolio  turnover  rate of more than 100% annually.

      Increased  portfolio  turnover  creates  higher  brokerage and  transaction costs for the Fund, which can reduce its overall performance.  Additionally,  the realization  of capital  gains from selling  portfolio  securities  may result in distributions  of taxable  long-term  capital  gains to  shareholders,  since the
Fund will normally  distribute  all of its capital  gains  realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund from  time to time can use the types of  investment  strategies  and  investments described  below.  It is not  required  to use  all of  these  strategies  at all times, and at times may not use them.

      |X|  Foreign  Securities.  "Foreign  securities"  include  equity  and debt securities  of companies  organized  under the laws of  countries  other than the
United  States  and debt  securities  of foreign  governments  that are traded on foreign securities  exchanges or in foreign  over-the-counter  markets.  The Fund can  purchase  equity  and debt  securities  (which  may be  denominated  in U.S.
dollars  or  non-U.S.  currencies)  issued by foreign  corporations,  or that are issued or guaranteed by certain  supranational  entities  (described  below),  or foreign  governments  or  their  agencies  or  instrumentalities.  These  include securities issued by U.S.  corporations  denominated in non-U.S.  currencies.  In normal market  conditions  the Fund does not expect to hold  significant  amounts of foreign debt securities.

      Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities  exchange or traded in the U.S.
over-the-counter   markets  are  not  considered  "foreign  securities"  for  the purpose  of the  Fund's  investment  allocations.  That is  because  they are not subject to some of the special  considerations  and risks,  discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of  domestic  issuers.  They  include the opportunity to invest in foreign  issuers that appear to offer growth  potential, or in foreign  countries  with  economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking advantage  of foreign  stock  markets  that do not move in a manner  parallel  to
U.S.  markets.  The Fund will hold foreign  currency only in connection  with the purchase or sale of foreign securities.

            |_| Risks of Foreign  Investing.  Investments  in foreign  securities
may  offer  special   opportunities   for  investing  but  also  present  special
additional  risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to  changes in  currency
         rates  or  currency   control   regulations   (for   example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on  foreign  markets  than in the
         U.S.;
o     less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of  expropriation,  confiscatory  taxation,
         political,   financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,   U.S.   government   policies  have   discouraged   certain
investments  abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive  Foreign  Investment  Companies.  Some  securities of  corporations domiciled  outside  the  U.S.  which  the Fund may  purchase,  may be  considered passive foreign  investment  companies  ("PFICs") under U.S. tax laws.  PFICs are those foreign  corporations  which generate  primarily passive income.  They tend to be growth  companies or  "start-up"  companies.  For federal tax  purposes,  a corporation  is deemed a PFIC if 75% or more of the foreign  corporation's  gross income of the income  year is passive  income or if 50% or more of its assets are assets that  produce or are held to produce  passive  income.  Passive  income is further defined as any income to be considered  foreign  personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in  PFICs  involves  the  risks  associated  with  investing  in foreign  securities,  as described above.  There are also the risks that the Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for  failure to properly report investment income from PFICs.  Following industry standards,  the
Fund makes  every  effort to ensure  compliance  with  federal tax  reporting  of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's  minimum  percentage  requirements  or  limitations  of  investing  in foreign securities.

      Subject to the limits under the  Investment  Company Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since  nearly all of the income of a mutual fund is  generally  passive  income).  Investing  in these types of PFICs may allow  exposure  to various  countries  because  some  foreign countries  limit,  or prohibit,  all direct foreign  investment in the securities of companies domicile therein.

      In  addition  to bearing  their  proportionate  share of a fund's  expenses
(management  fees and  operating  expenses),  shareholders  will also  indirectly bear similar  expenses of such entities.  Additional  risks of investing in other investment  companies are described below under  "Investment in Other  Investment
Companies."

      |_| Special  Risks of Emerging  Markets.  Emerging and  developing  markets abroad  may also  offer  special  opportunities  for  growth  investing  but have greater  risks  than more  developed  foreign  markets,  such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less  liquidity in their  securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to  greater  risks of limitations  on the  repatriation  of income  and  profits  because  of  currency restrictions  imposed by local  governments.  Those countries may also be subject to the risk of greater  political  and  economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund can  invest in securities of small,  unseasoned  companies.  These are companies  that have been in  operation  for less than three (3) years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility  in their  prices.  They may have a  limited  trading  market,  which  may  adversely affect  the  Fund's  ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other  investors that own a security issued by a small,  unseasoned  issuer for which there is limited liquidity might trade the security  when  the  Fund  is  attempting  to  dispose  of its  holdings  of that security.  In that case the Fund  might  receive a lower  price for its  holdings than might  otherwise  be obtained.  These are more  speculative  securities  and can increase the Fund's overall portfolio risks.

      |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to repurchase agreements.  It might do so
o     for liquidity purposes to meet anticipated redemptions of Fund shares, or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds  the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have  been designated  as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to  the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase  agreements having a maturity beyond seven days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 15% of its net assets to be subject  to  repurchase  agreements  having a  maturity  beyond  seven  (7) days.
There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the  Investment  Company
Act  of  1940  (the  "Investment   Company  Act"),  are   collateralized  by  the
underlying  security.  The  Fund's  repurchase  agreements  require  that  at all times while the  repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully  collateralize  the repayment obligation.  However,  if  the  vendor  fails  to pay  the  resale  price  on the delivery  date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its  ability  to do so.  The  Manager will  monitor  the  vendor's  creditworthiness  to  confirm  that the  vendor  is financially sound and will continuously monitor the collateral's value.

      Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"),  the Fund, along with other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint repurchase  accounts.  These  balances  are  invested  in one or more  repurchase agreements,  secured by U.S. government  securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to  cover  payments  of  interest  and principal;  however,  in  the  event  of  default  by  the  other  party  to  the agreement,  retention  or  sale  of  the  collateral  may  be  subject  to  legal proceedings.

      |X|   Illiquid   and   Restricted   Securities.   Under  the  policies  and
procedures  established by the Fund's Board of Trustees,  the Manager  determines the  liquidity of certain of the Fund's  investments.  To enable the Fund to sell its  holdings  of a  restricted  security  not  registered  under the  applicable securities  laws,  the Fund may have to cause those  securities to be registered.
The expenses of registering  restricted  securities may be negotiated by the Fund with the  issuer  at the time the Fund  buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price  fluctuation  during that period.

      The  Fund  can  also  acquire   restricted   securities   through   private
placements.  Those  securities  have  contractual  restrictions  on their  public resale.  Those  restrictions  might  limit the  Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases   of   restricted
securities,  as stated in the Prospectus.  Those percentage  restrictions are not fundamental  policies and do not limit  purchases of restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the  Securities  Act of 1933,  if those  securities  have been  determined  to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such  securities and the  availability  of reliable  pricing  information,  among  other  factors.  If  there  is a lack  of trading  interest in a  particular  Rule 144A  security,  the Fund's  holdings of that  security may be  considered  to be illiquid.  Illiquid  securities  include repurchase agreements maturing in more than seven days.

      |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities  to brokers,  dealers and other types of financial  institutions approved by the Fund's Board of Trustees.  These loans are  limited to not more than 25% of the value of the Fund's  total  assets.  The
Fund currently  does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There  are some  risks in  connection  with  securities  lending.  The Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.  The
Fund must receive  collateral  for a loan.  Under current  applicable  regulatory requirements  (which  are  subject  to  change),  on each  business  day the loan collateral  must be at least  equal to the  value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its  agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as  collateral,  letters of credit must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter  of  credit  and the  issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,   the  Fund  receives  amounts  equal  to  the
dividends  or  interest on loaned  securities.  It also  receives  one or more of
(a)  negotiated  loan fees, (b) interest on securities  used as  collateral,  and
(c)  interest  on  any  short-term  debt  securities  purchased  with  such  loan collateral.  Either type of interest  may be shared with the  borrower.  The Fund
may  also  pay  reasonable   finder's,   custodian  and  administrative  fees  in
connection   with  these  loans.   The  terms  of  the  Fund's  loans  must  meet
applicable  tests  under the  Internal  Revenue  Code and must permit the Fund to reacquire  loaned  securities  on five (5) days' notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The  Fund has the  ability  to  borrow  for leverage  up to 10% of the value of its net  assets  from  banks on an  unsecured basis to invest the borrowed  funds in  portfolio  securities.  This  speculative technique  is  known  as  "leverage."  The  Fund  may  borrow  only  from  banks.
Currently,  under the Investment  Company Act, absent exemptive  relief, a mutual fund may  borrow  only from banks and the  maximum  amount it may borrow is up to
one-third  of  its  total  assets   (including  the  amount  borrowed)  less  all
liabilities and  indebtedness  other than  borrowing.  If the value of the Fund's assets fails to meet this 300% asset coverage  requirement,  the Fund will reduce its bank debt  within  three  days to meet the  requirement.  To do so,  the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest  expense will raise  the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow
for  leverage.   Additionally,  the  Fund's  net  asset  value  per  share  might fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this  technique,  but if it does so, it will not likely do so to a substantial degree.

|X|   Interfund Borrowing Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the SEC, the Fund may engage in borrowing and lending activities with other funds in the
OppenheimerFunds complex. Borrowing money from affiliated funds may afford the
Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.

o     Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on
               quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the
               Fund;
o     if the Fund has outstanding borrowings from all sources greater than 10%
               of its total assets, then the Fund must secure each additional outstanding interfund loan by segregating liquid assets of the
               Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the
               Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another
Oppenheimer fund.

      |X|   Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments  to seek income for  liquidity  needs or for hedging  purposes.  Some derivative  investments  the Fund can use are the hedging  instruments  described below in this  Statement of Additional  Information.  However,  the Fund does not
use,  and  does  not  currently   contemplate   using,   derivatives  or  hedging
instruments  to a significant  degree and is not obligated to use them in seeking its objective.

      Some  of  the  derivative  investments  the  Fund  can  use  include  "debt exchangeable  for common stock" of an issuer or  "equity-linked  debt securities"
of an issuer.  At maturity,  the debt  security is exchanged  for common stock of the  issuer  or it is  payable  in an amount  based on the price of the  issuer's common  stock at the time of  maturity.  Both  alternatives  present  a risk that the amount  payable at  maturity  will be less than the  principal  amount of the debt because the price of the  issuer's  common stock might not be as high as the
Manager expected.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the  value of such  investment  company's  portfolio securities  and is subject to limitations  under the Investment  Company Act. The
Fund does not intend to invest in other  investment  companies unless the Manager believes that the  potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder of an investment  company,  the
Fund  would  be  subject  to its  ratable  share  of  that  investment  company's expenses,  including  its advisory  and  administration  expenses.  The Fund does not  anticipate  investing  a  substantial  amount of its net assets in shares of other investment companies.

      |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging  instruments,  the Fund can use hedging  instruments.  It is not required to do so in seeking  its goal.  To attempt to  protect  against  declines  in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized gains  in the  value  of  portfolio  securities  which  have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:

      |_|   sell futures contracts,
      |_|   buy puts on such futures or on securities, or
      |_|   write  covered  calls on  securities  or futures.  Covered  calls can also be used to seek  income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the  securities and then terminate that hedging  position.  The Fund  might  also use this  type of hedge to  attempt  to protect  against  the  possibility  that its  portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:

      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      The Fund's  strategy of hedging  with  futures and options on futures  will be  incidental  to the Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent  with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

      |_|  Futures.  The Fund can buy and sell futures  contracts  that relate to
(1) stock  indices  (these  are  referred  to as "stock  index  futures")  (2) an individual  stock ("single stock  futures"),  (3) foreign  currencies  (these are referred to as "forward  contracts"),  and (4) commodities (these are referred to as "commodity futures").

      A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases  stock  indices  may be based on stocks of  issuers in a particular  industry  or group of  industries.  A stock  index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates  in response to the changes in value of the underlying  stocks.  A stock index cannot be purchased or sold directly.  These  contracts  obligate the seller to deliver, and the  purchaser  to take cash to settle the  futures  obligation.  There is no delivery of the underlying securities to settle the obligation.

      A single stock future  obligates  the seller to deliver (and the  purchaser to take) cash or a specified  equity security to settle the futures  transaction.
Either  party  could  also  enter into an  offsetting  contract  to close out the position.  Single  stock  futures  trade on a very limited  number of  exchanges, with contracts typically not fungible among the exchanges.

      The  Fund  can  invest  a  portion  of  its  assets  in  commodity   future
contracts.  Commodity  futures  may be based  upon  commodities  within  five (5)
main  commodity  groups:  (1) energy,  which  includes  crude oil,  natural  gas, gasoline and heating oil; (2)  livestock,  which  includes  cattle and hogs;  (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial  metals,  which includes  aluminum,  copper,  lead, nickel, tin and  zinc;  and (5)  precious  metals,  which  includes  gold,  platinum  and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within  each group, as well as other types of commodities.

      A single stock future  obligates  the seller to deliver (and the  purchaser to take) cash or a specified  equity security to settle the futures  transaction.
Either  party  could  also  enter into an  offsetting  contract  to close out the position.  Single  stock  futures  trade on a very limited  number of  exchanges, with contracts typically not fungible among the exchanges.

      No payment is paid or  received  by the Fund on the  purchase  or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited  with the Fund's custodian bank in an account  registered in the futures  broker's name.  However, the  futures  broker  can  gain  access  to that  account  only  under  specified conditions.  As the  future  is  marked  to  market  (that  is,  its value on the
Fund's  books is  changed)  to reflect  changes in its market  value,  subsequent margin  payments,  called  variation  margin,  will be paid to or by the  futures broker daily.

      At any time  prior  to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an  opposite  position,  at which time a final determination  of variation  margin is made and any additional  cash must be paid by or  released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions  (except forward contracts)
are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

            |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The fund can buy and sell exchange-traded and over-the-counter  put and call options,  including options on indices, securities, currencies, commodities and futures.

            |_|  Writing  Covered  Call  Options.  The Fund can  write  (that is, sell)  covered  calls.  If the  Fund  sells a call  option,  it must be  covered.
That means the Fund must own the  security  subject to the call while the call is outstanding,  or,  for  certain  types  of  calls,  the call  may be  covered  by segregating  liquid assets to enable the Fund to satisfy its  obligations  if the call is  exercised.  Not more than 25% of the Fund's  total assets may be subject to calls the Fund writes.

      When the Fund writes a call,  it  receives  cash (a  premium).  In the case of a call on a  security,  the Fund agrees to sell the  underlying  security to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed  exercise  price  regardless of market price  changes  during the call period.  The call  period is  usually  not more than nine  months.  The  exercise price may  differ  from the market  price of the  underlying  security.  The Fund has the  risk of loss  that the  price of the  underlying  security  may  decline during the call  period.  That risk may be offset to some  extent by the  premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund  writes a call on an index,  it  receives  cash (a  premium).
If the  buyer of the call  exercises  it,  the Fund  will pay an  amount  of cash equal to the  difference  between the closing  price of the call and the exercise price,  multiplied  by a specified  multiple that  determines  the total value of the  call  for  each  point  of  difference.  If  the  value  of  the  underlying investment  does not rise  above the call  price it is likely  that the call will lapse  without  being  exercised.  In that  case,  the Fund  would  keep the cash premium.

      The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options  Clearing  Corporation  ("OCC"),  as to the  investments on which the
Fund has written  calls  traded on  exchanges  or as to other  acceptable  escrow securities.  In that  way,  no margin  will be  required  for such  transactions.
OCC will  release  the  securities  on the  expiration  of the option or when the
Fund enters into a closing transaction.

      To  terminate  its  obligation  on a call  it has  written,  the  Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  The Fund will  then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the  option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize  a profit if the call  expires unexercised,  because  the Fund  will  retain  the  underlying  security  and the premium it  received  when it wrote the call.  Any such  profits  are  considered short-term  capital gains for federal  income tax  purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are  taxable  as  ordinary income.  If the Fund  cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the  callable  securities  until the call expires or is exercised.

|_|   Writing  Uncovered  Call  Options on Futures  Contracts.  The Fund may also write  calls on a  futures  contract  without  owning  the  futures  contract  or securities  deliverable  under  the  contract.  To do so, at the time the call is written,  the Fund  must  cover  the call by  segregating  an  equivalent  dollar amount of liquid  assets.  The Fund will  segregate  additional  liquid assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances would the
Fund's  receipt  of an  exercise  notice as to that  future  require  the Fund to deliver a  futures  contract.  It would  simply  put the Fund in a short  futures position, which is permitted by the Fund's hedging policies.

|_|   Writing  Put  Options.  The Fund can sell put  options.  A put  option on a security  gives the  purchaser the right to sell,  and the writer the  obligation to  buy,  the  underlying  security  at the  exercise  price  during  the  option period.  The Fund  will not  write  puts if,  as a  result,  more than 50% of the
Fund's net assets would have to be segregated to cover put options.

      If the Fund sells a put  option,  it must be covered by  segregated  liquid assets.  The premium the Fund  receives  from  writing a put option  represents a profit,  as long as the  price of the  underlying  investment  remains  above the exercise  price of the  put.  However,  the  Fund  also  assumes  the  obligation during the option period to buy the underlying  investment  from the buyer of the put at the exercise  price,  even if the value of the investment  falls below the exercise  price.  If the Fund  writes a put that  expires  unexercised,  the Fund realizes a gain in the  amount of the  premium  less  transaction  costs.  If the put  is  exercised,  the  Fund  must  fulfill  its  obligation  to  purchase  the underlying  investment  at the exercise  price.  That price will  usually  exceed the  market  value of the  investment  at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs incurred.

      When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will  identify  liquid assets on its books having a value  equal to or greater  than the  exercise  price of the  underlying
security.   The  Fund  therefore   forgoes  the   opportunity  of  investing  the
segregated assets or writing calls against those assets.

      As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise  notice by the exchange or  broker-dealer  through which the put was sold.  That notice will  require  the Fund to  exchange  currency  (for a put  written  on a  currency)  at the  specified  rate  of  exchange  or to  take delivery of the  underlying  security  and pay the exercise  price.  The Fund has no control  over when it may be  required to purchase  the  underlying  security, since  it  may  be  assigned  an  exercise  notice  at  any  time  prior  to  the termination  of  its  obligation  as  the  writer  of the  put.  That  obligation terminates  upon  expiration  of the put. It may also  terminate  if,  before the
Fund  receives  an  exercise   notice,   the  Fund  effects  a  closing  purchase
transaction  by  purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot  effect a  closing  purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying security from being put.  Effecting a closing  purchase  transaction  will permit the Fund to write  another  put option on the  security  or to sell the  security and use the  proceeds  from  the  sale  for  other  investments.  The  Fund  will realize  a profit  or loss  from a  closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the  premium  received from  writing  the put option.  Any  profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when  distributed by the
Fund, are taxable as ordinary income.

|_|   Purchasing  Calls  and  Puts.  The  Fund  can  purchase  calls  to  protect against the  possibility  that the Fund's  portfolio  will not  participate in an anticipated  rise in the  securities  market.  When the Fund  buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the  right to buy the  underlying  investment  from a seller  of a  corresponding call on the same  investment  during the call period at a fixed  exercise  price.
The Fund  benefits  only if it sells the call at a profit or if,  during the call period,  the market price of the  underlying  investment  is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the
Fund  exercises  the  call.  If the Fund  does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration date.  In that case the Fund will  have  paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts  whether  or not it holds the  underlying  investment in its portfolio.  When the Fund  purchases a put, it pays a premium and,  except as to puts on  indices,  has the  right to sell the  underlying  investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the  underlying  investment and sell it at the exercise  price.  The resale price will vary  inversely to the price  of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the  put is not exercised, the put will become worthless on its expiration date.

      Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself  during the put period  against a decline in the value of the underlying  investment  below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put.  If the market  price of the  underlying  investment  is equal to or above  the  exercise price and, as a result,  the put is not exercised or resold,  the put will become worthless  at its  expiration  date.  In that  case the Fund  will  have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may  sell  the put  prior  to its  expiration.  That  sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund to resell the put or to buy the  underlying  investment and sell it at the exercise  price.  The resale price will vary  inversely to the price  of the  underlying  investment.  If the  market  price  of the  underlying investment  is  above  the  exercise  price  and,  as a  result,  the  put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases  a call or put on an  index or  Future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying investment  to the  Fund.  Gain  or loss  depends  on  changes  in the  index  in question  (and  thus on  price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund  will  not  exceed  5% of the  Fund's total assets.

            |_|  Buying and  Selling  Options  on  Foreign  Currencies.  The Fund
can buy and sell  calls and puts on foreign  currencies.  They  include  puts and
calls  that  trade  on  a   securities   or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted  by major  recognized  dealers  in such options.  The Fund  could use  these  calls  and puts to try to  protect  against declines in the dollar value of foreign  securities  and  increases in the dollar cost of foreign securities the Fund wants to acquire.

      If  the  Manager  anticipates  a rise  in the  dollar  value  of a  foreign currency in which securities to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a  foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that  currency  might be partially  offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could  fluctuate  in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments and  transaction  costs  without a corresponding benefit.

      A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate  right  to  acquire  that  foreign  currency  without  additional  cash consideration  (or it can do so for  additional  cash  consideration  from liquid assets  identified  on the Fund's  books upon  conversion  or  exchange  of other foreign currency held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has the right to acquire  and which is  denominated  in the  currency  underlying the option.  That  decline  might be one that  occurs due to an expected  adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund covers the option by identifying liquid assets on its books having a value equal to the aggregate  amount of the Fund's  commitment under such option position.

      |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments  requires special skills and knowledge of investment  techniques that are  different  than what is required  for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market  conditions incorrectly,  hedging  strategies  may reduce the Fund's  return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

      The Fund's option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The  exercise  of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will  cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether to  exercise a put it holds is within the Fund's  control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each  time it buys a call or put, sells a call, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  commissions  could be higher on a relative basis  than the  commissions  for  direct  purchases  or sales of the  underlying investments.  Premiums  paid for  options  are small in  relation  to the  market value of the  underlying  investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options  could result in the  Fund's net asset  value  being  more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the  investment at the call  price.  It will not be able to  realize  any profit if the  investment  has increased in value above the call price.

      An  option  position  may be  closed  out  only on a market  that  provides secondary  trading  for  options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses  if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using  short  hedging by selling  futures or  purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the  futures  or  the  applicable  index  will  correlate  imperfectly  with  the behavior  of the  cash  prices  of the  Fund's  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market may advance and the value of the securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund  would  lose  money on the  hedging instruments  and  also  experience  a  decline  in the  value  of  its  portfolio securities.  However,  while  this could  occur for a very  brief  period or to a very small degree,  over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the  indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio  diverges from the securities  included in the applicable index.
To  compensate  for the  imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the  hedging instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject  to  distortions,  due to  differences  in the  nature of those  markets.
First,  all  participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting   additional  margin  deposit
requirements,   investors  may  close  futures   contracts   through   offsetting
transactions  which could  distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions rather than making or taking
delivery.   To  the  extent   participants  decide  to  make  or  take  delivery,
liquidity in the futures  market  could be reduced,  thus  producing  distortion.
Third,  from the point of view of  speculators,  the deposit  requirements in the futures  market are less  onerous  than  margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in  the  futures market may cause temporary price distortions.

      The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase  of  individual securities  (long  hedging)  by  buying  futures  and/or  calls on such  futures, broadly-based  indices or on  securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest  in securities  because of  concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell  foreign  currency  for future  delivery at a fixed  price.  The Fund uses them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign  currency to the amount of its assets  denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where  the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase,  and another party agrees  to sell,  a  specific  currency  at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the  contract is entered  into.  These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty in the
level  of  future  exchange  rates.  The  use  of  forward   contracts  does  not
eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund  owns or  intends  to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any  potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for  the  purchase  or sale of a security  denominated in a foreign  currency,  or when it  anticipates  receiving dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S.  dollar  equivalent of the dividend payments.  To do so,  the  Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved  in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of  the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge  will protect the Fund against a loss from an adverse  change in the currency  exchange rates  during the period  between the date on which the  security is purchased or sold or on which the  payment  is  declared,  and the date on which the  payments are made or received.

      The  Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is  called  a  "position  hedge."  When the
Fund believes that foreign  currency might suffer a substantial  decline  against the U.S.  dollar,  it could  enter into a forward  contract  to sell an amount of that  foreign  currency  approximating  the  value  of some or all of the  Fund's portfolio  securities  denominated  in  that  foreign  currency.  When  the  Fund believes  that the U.S.  dollar  might  suffer a  substantial  decline  against a foreign  currency,  it could enter into a forward  contract  to buy that  foreign currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant  to its  forward  contract  will  fall  whenever  there is a decline in the U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated.  That is referred to as a "cross hedge."

      The Fund will  cover  its short  positions  in these  cases by  identifying liquid  assets on its books having a value equal to the  aggregate  amount of the
Fund's commitment under forward  contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such  contracts  if the  consummation  of the contracts  would  obligate the Fund to deliver an amount of foreign  currency in  excess  of the  value of the  Fund's  portfolio  securities  or other  assets denominated  in that  currency  or another  currency  that is the  subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in  excess of the value of the
Fund's portfolio  securities or other assets denominated in foreign currencies if
the  excess  amount  is  "covered"  by  liquid  securities   denominated  in  any
currency.  The cover  must be at least  equal at all times to the  amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the
Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract  at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts under forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future
value  of  securities   denominated  in  foreign  currencies  will  change  as  a
consequence  of  market  movements  between  the date  the  forward  contract  is entered  into and the date it is sold.  In some cases the  Manager  might  decide to sell the  security  and  deliver  foreign  currency  to  settle  the  original purchase  obligation.  If the  market  value  of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund might have to  purchase  additional  foreign  currency  on the "spot"  (that is,  cash)
market  to  settle  the  security  trade.  If the  market  value of the  security instead  exceeds the amount of foreign  currency the Fund is obligated to deliver to settle the trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received  upon  the  sale  of  the  security.  There  will  be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution  of a short-term  hedging  strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs. The use of forward contracts  in this  manner  might  reduce  the  Fund's  performance  if there are unanticipated  changes in  currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before  the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund  might  sell a  portfolio  security  and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to  deliver  the currency by  purchasing  a second  contract.  Under that  contract  the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might  close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into  a  second contract  entitling  it to sell  the same  amount  of the  same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of  entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will  depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The  costs  to the  Fund of  engaging  in  forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract  period and the market  conditions then  prevailing.  Because  forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees  or  commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so.  Foreign  exchange  dealers do not charge a fee for conversion,  but  they  do seek to  realize  a  profit  based  on the  difference between  the  prices  at which  they buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange  if the Fund  desires to resell that  currency to the dealer.

      |_|  Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Future
Trading  Commission  (the  "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including  registered  investment companies
and  consequently   registered  investment  companies  may  engage  in  unlimited futures  transactions  and  options  thereon  provided  that the Fund  claims  an exclusion  from  regulation as a commodity  pool  operator.  The Fund has claimed such an  exclusion  from  registration  as a commodity  pool  operator  under the
Commodity  Exchange  Act  ("CEA").  The  Fund may use  futures  and  options  for hedging and  non-hedging  purposes to the extent  consistent  with its investment objective,  internal risk management  guidelines adopted by the Fund's investment advisor (as they may be amended from time to time),  and as  otherwise  set forth in the Fund's prospectus or this statement of additional information.

      Transactions   in   options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges  limit the maximum number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those  limits  apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be
affected  by  options  written  or  held  by  other  entities,   including  other
investment  companies  having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The exchanges also impose  position limits on futures  transactions.  An exchange  may order the  liquidation  of  positions found  to  be  in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under  interpretations  of staff  members of the  Securities  and  Exchange
Commission  regarding  applicable  provisions of the Investment Company Act, when the Fund  purchases  a  future,  it must  segregate  cash or  readily  marketable short-term  debt  instruments  in an amount  equal to the  purchase  price of the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the Fund may invest are  treated as  "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains  or  losses relating to Section 1256  contracts  are  characterized  as 60% long-term and 40%
short-term  capital  gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256  contracts  that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section  1256
contracts   held   by  the   Fund  at  the  end  of   each   taxable   year   are
"marked-to-market,"  and  unrealized  gains or losses are  treated as though they were  realized.  These  contracts  also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions  and for other  purposes  under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An  election  can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on  the  disposition  of a  position  making  up a straddle  is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the  straddle.  Disallowed  loss is generally  allowed  at the  point  where  there  is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position  is disposed of.

      Under  the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:
(1)   gains or losses  attributable  to fluctuations in exchange rates that occur between  the time the Fund  accrues  interest  or other  receivables  or
         accrues  expenses  or  other   liabilities   denominated  in  a  foreign
         currency and the time the Fund  actually  collects such  receivables  or pays such liabilities, and
(2)   gains or  losses  attributable  to  fluctuations  in the value of a foreign
         currency   between  the  date  of   acquisition   of  a  debt   security
         denominated  in  a  foreign   currency  or  foreign   currency   forward
         contracts and the date of disposition.
      Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under  the
Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X| Temporary  Defensive and Interim  Investments.  When market  conditions are  unstable,  or the Manager  believes it is  otherwise  appropriate  to reduce holdings  in  stocks,  the Fund can invest in a variety  of debt  securities  for defensive  purposes.  The Fund can also purchase  these  securities for liquidity purposes  to meet cash needs due to the  redemption  of Fund  shares,  or to hold while  waiting  to  reinvest  cash  received  from the  sale of  other  portfolio securities. The Fund can buy:

      |_|   high-quality,  short-term money market  instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper  (short-term,  unsecured,  promissory notes of domestic or foreign companies),
|_|   short-term debt obligations of corporate issuers,
      |_|   certificates  of deposit and  bankers'  acceptances  of domestic  and foreign banks and savings and loan associations, and
      |_|   repurchase agreements.

      Short-term  debt  securities  would  normally be selected for  defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations  in principal value and their value  will  be  less  subject  to  interest  rate  risk  than  longer-term  debt securities.

Investment Restrictions

      |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that  the  Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote  of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      |_|         67% or more of the shares  present or  represented  by proxy at a  shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  are
"fundamental"  only if they are  identified as such. The Fund's Board of Trustees can  change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in  supplements or updates  to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most  significant  investment  policies are described in the Prospectus.

      |X| What are the Fund's  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

      |_|   The Fund  cannot  buy  securities  issued  or  guaranteed  by any one issuer  if  more  than 5% of its  total  assets  would  be  invested  in securities  of that  issuer  or if it would  then  own more  than 10% of that issuer's  voting  securities.  That  restriction  applies to 75% of the  Fund's  total  assets.  The  limit  does not  apply  to  securities
         issued   by  the   U.S.   government   or  any   of  its   agencies   or
         instrumentalities.
      |_|   The  Fund  cannot   invest  in  physical   commodities   or  physical
         commodity  contracts.  However,  the  Fund  can  buy  and  sell  hedging
         instruments  to  the  extent   specified  in  its  Prospectus  and  this
         Statement  of  Additional  Information  from time to time.  The Fund can also buy and sell  options,  futures,  securities  or other  instruments backed by, or the  investment  return from  which,  is linked to changes in the price of, physical commodities.
      |_|   The Fund  cannot  lend  money.  However,  it can  invest  in all or a portion  of an issue of  bonds,  debentures,  commercial  paper or other similar  corporate  obligations.  The Fund may also  lend its  portfolio securities  subject to the  restrictions  stated in the  Prospectus  and this Statement of Additional  Information  and can enter into repurchase transactions.
      |_|   The  Fund  cannot  concentrate  investments.  That  means  it  cannot invest  25%  or  more  of its  total  assets  in  companies  in any  one industry.
      |_|   The  Fund  cannot  underwrite   securities  of  other  companies.   A
         permitted  exception is in case it is deemed to be an underwriter  under the Securities  Act of 1933 when  reselling any  securities  held in its own portfolio.
|_|   The Fund  cannot  invest in real  estate or in  interests  in real  estate.
         However,  the  Fund  can  purchase   readily-marketable   securities  of
         companies holding real estate or interests in real estate.
|_|   The Fund  cannot  issue  "senior  securities."  However,  that  restriction does  not  prohibit  the  Fund  from  borrowing  money  subject  to  the provisions  set forth in this  Statement of Additional  Information,  or from entering into margin,  collateral or escrow arrangements  permitted by its other investment policies.

      |X|  Non-Fundamental  Investment  Restrictions.  The Fund  has a number  of other  investment  restrictions  that are not fundamental  policies,  which means that they can be changed by vote of a majority  of the Fund's  Board of  Trustees without shareholder approval.

|_|   The Fund cannot  invest in companies  for the purpose of acquiring  control or management of them.
|_|   The Fund  cannot  invest in or hold  securities  of any issuer if  officers and  Trustees or directors  of the Fund or the Manager  individually  or beneficially  own more  than1/2of 1% of the  securities  of that  issuer and together own more than 5% of the securities of that issuer.
|_|   The Fund  cannot  purchase  securities  on  margin.  However,  the Fund can make margin deposits in connection  with any of the hedging  instruments permitted by any of its other investment policies.
|_|   The  Fund  cannot  pledge,  mortgage  or  hypothecate  any of  its  assets.
         However,  this does not  prohibit the escrow  arrangements  contemplated
         by  writing   covered  call  options  or  other   collateral  or  margin
         arrangements  in  connection   with  any  of  the  hedging   instruments
         permitted by any of its other investment policies.
      Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the  Fund  makes an  investment  (except  in the case of  borrowing  and investments  in illquid  securities).  The Fund need not sell  securities to meet the percentage  limits if the value of the investment  increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications  set forth in
Appendix  A  to  this  Statement  of  Additional  Information.   That  is  not  a
fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund  is an  open-end,  diversified  management investment  company with an unlimited  number of authorized  shares of beneficial interest. The Fund was organized as a Massachusetts business trust in June 1997.

Classes of Shares.  The Trustees are authorized,  without  shareholder  approval, to create  new  series  and  classes  of  shares.  The  Trustees  may  reclassify unissued  shares of the Fund into  additional  series or classes  of shares.  The
Trustees  also may  divide or  combine  the  shares of a class  into a greater or lesser number of shares without changing the  proportionate  beneficial  interest of a  shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive  or  subscription  rights.  Shares  may be voted in person or by proxy at shareholder meetings.
      The Fund currently has five classes of shares: Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional
investors may elect to purchase Class Y shares.   Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Fund is not required  to  hold,  and  does  not plan to  hold,  regular  annual  meetings  of shareholders.  The  Fund  will  hold  meetings  when  required  to do  so by  the
Investment  Company  Act or  other  applicable  law.  It  will  also do so when a shareholder  meeting  is called by the  Trustees  or upon  proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an
express   disclaimer  of  shareholder   or  Trustee   liability  for  the  Fund's
obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held  personally  liable for its obligations.  The  Declaration  of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a  shareholder  for any act or
obligation   of  the  Fund  and  shall   satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business  trust (such as the Fund)
to  be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder  will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited  to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee which is comprised solely of
Independent Trustees. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.  The
Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the
Fund's internal accounting procedures and controls, and reviews reports of the
Manager's internal auditor. The members of the Audit Committee are Paul Clinton
(Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and Brian Wruble. The
Audit Committee met four times during the Fund's fiscal year ended October 31,
2003.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee," as defined in the Investment Company Act. The Fund's Trustees and
officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer Quest For Value Funds, a
series fund having the following three
series:
  Oppenheimer Small Cap Value Fund,       Oppenheimer  Quest Global Value Fund,
                                          Inc.
  Oppenheimer Quest Balanced Value Fund   Oppenheimer   Quest   Capital   Value
  and                                     Fund, Inc.
  Oppenheimer Quest Opportunity Value     Oppenheimer Quest Value Fund, Inc.
  Fund
Rochester Portfolio Series, a series      Bond Fund Series, a series fund
fund having one series: Limited-Term New  having one series: Oppenheimer
York Municipal Fund                       Convertible Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In  addition  to being a trustee or  director  of the Board III Funds,  Mr.
Galli  is  also  a  director   or  trustee   of  31  other   portfolios   in  the
OppenheimerFunds  complex.  Present or former officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans  established  by them for their  employees are permitted  to  purchase  Class A shares  of the Fund  and the  other  Oppenheimer funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is  waived  for that  group  because  of the  economies  of sales  efforts realized by the Distributor.

      Messrs. Murphy, Molleur, Vottiero, Wixted, Zack, and O'Hare, and Mses.
Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund.  As of November 24, 2003, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or Distributor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $0         $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1997 of   Investment    Counseling    Federated
Age: 70            Investors,  Inc.;  Trustee of Cash  Assets

                   Trust,  a money market  fund;  Director of
                   OCC Cash  Reserves,  Inc.  and  Trustee of
                   OCC Accumulation  Trust, both of which are
                   open-end investment companies;  Trustee of
                   four  funds for  Pacific  Capital  and Tax
                   Free  Trust  of   Arizona.   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management $0         Over
Trustee, since     Associates,   a   financial   and  venture            $100,000
1997 Age: 71       capital   consulting   firm;   Trustee  of

                   Capital   Cash    Management    Trust,   a
                   money-market    fund   and    Narragansett
                   Tax-Free  Fund,  a  tax-exempt  bond fund;
                   Director of OCC Cash  Reserves,  Inc.  and
                   Trustee of OCC  Accumulation  Trust,  both
                   of   which   are    open-end    investment
                   companies.  Formerly:  Director,  External
                   Affairs,  Kravco  Corporation,  a national
                   real estate owner and property  management
                   corporation;     President     of    Essex
                   Management   Corporation,   a   management
                   consulting  company;  a general partner of
                   Capital  Growth  Fund,  a venture  capital
                   partnership;  a general  partner  of Essex
                   Limited    Partnership,    an   investment
                   partnership;  President of Geneve Corp., a
                   venture   capital   fund;    Chairman   of
                   Woodland  Capital  Corp., a small business
                   investment company;  and Vice President of
                   W.R.  Grace & Co.  Oversees 10  portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A   trustee   or    director    of   other $0         Over
Trustee since 1997 Oppenheimer funds.  Formerly Vice Chairman            $100,000
Age: 70            (October   1995-December   1997)   of  the

                   Manager.  Oversees  41  portfolios  in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman  and Chief  Executive  Officer of $0         $10,001-$50,000
Trustee since 1997 Aquila   Management    Corporation,    the
Age: 74            sponsoring   organization   and   manager,

                   administrator  and/or  sub-Adviser  to the
                   following open-end  investment  companies,
                   and  Chairman of the Board of Trustees and
                   President   of   each:    Churchill   Cash
                   Reserves  Trust,   Aquila-Cascadia  Equity
                   Fund,  Pacific  Capital Cash Assets Trust,
                   Pacific   Capital  U.S.   Treasuries  Cash
                   Assets  Trust,  Pacific  Capital  Tax-Free
                   Cash  Assets   Trust,   Prime  Cash  Fund,
                   Narragansett   Insured   Tax-Free   Income
                   Fund,  Tax-Free  Fund For Utah,  Churchill
                   Tax-Free  Fund of Kentucky,  Tax-Free Fund
                   of  Colorado,  Tax-Free  Trust of  Oregon,
                   Tax-Free   Trust  of   Arizona,   Hawaiian
                   Tax-Free Trust,  and Aquila Rocky Mountain
                   Equity  Fund;  Vice  President,  Director,
                   Secretary,   and  formerly   Treasurer  of
                   Aquila Distributors,  Inc., distributor of
                   the above  funds;  President  and Chairman
                   of the Board of Trustees  of Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation,  formerly
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Director of OCC Cash  Reserves,  Inc., and
                   Trustee of OCC  Accumulation  Trust,  both
                   of   which   are    open-end    investment
                   companies;   Trustee   Emeritus  of  Brown
                   University.  Oversees 10 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1-$10,000 $50,001-$100,000
Trustee since 2001 1999) of Odyssey Investment Partners,  LLC
Age: 60            (private   equity   investment);   General

                   Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   Trustee   (since  May  2000)  of  Research
                   Foundation of AIMR  (investment  research,
                   non-profit);   formerly  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Messrs.
O'Hare, Molleur, Murphy and Zack and Ms. Feld, Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs.
Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John O'Hare, Vice       Vice President of the Manager (since September 2003); and
President and           officer of 2 portfolios in the OppenheimerFunds complex.
Portfolio Manager       Formerly Executive Vice President and Portfolio Manager
since 2003              (June 2000 - August 2003) and Portfolio Manager and Senior
Age:  46                Vice President (August 1997 - June 2000) at Geneva Capital
                        Management, Ltd. (an investment advisor).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 54                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director  of the  investment  advisory  subsidiaries  of the
                        Manager:  OFI  Institutional  Asset  Management,   Inc.  and
                        Centennial  Asset  Management  Corporation  (since  November
                        2001),  HarbourView  Asset  Management  Corporation  and OFI
                        Private  Investments,  Inc.  (since  July  2001);  President
                        (since  November  1, 2001) and a director  (since July 2001)
                        of  Oppenheimer  Real  Asset  Management,  Inc.;  a director
                        (since  November  2001)  of  Trinity  Investment  Management
                        Corp.  and  Tremont  Advisers,   Inc.  (Investment  advisory
                        affiliates of the Manager);  Executive Vice President (since
                        February  1997)  of  Massachusetts   Mutual  Life  Insurance
                        Company (the Manager's  parent  company);  a director (since
                        June  1995)  of  DLB  Acquisition   Corporation  (a  holding
                        company  that owns the shares of David L.  Babson & Company,
                        Inc.);   formerly,   Chief  Operating   Officer   (September
                        2000-June  2001)  of  the  Manager;  President  and  trustee
                        (November  1999-November 2001) of MML Series Investment Fund
                        and  MassMutual  Institutional  Funds  (open-end  investment companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life Insurance  Company; a director (June 1989-June 1998) of
                        Emerald   Isle   Bancorp  and   Hibernia   Savings  Bank  (a
                        wholly-owned  subsidiary of Emerald Isle Bancorp).  Oversees
                        69 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),

                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June

                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds

                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 46                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 38                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     |X|  Remuneration of Trustees.  The officers of the Fund who are affiliated with the  Manager  receive no salary or fee from the Fund.  The  Trustees of the
Fund  received  the  compensation  shown below from the Fund with respect to the
Fund's  fiscal year ended  October 31, 2003.  The  compensation  from all of the
Board III Funds  (including  the Fund)  represents  compensation  received  as a director,  trustee or member of a committee  of the board of those funds  during the calendar year 2002.

-------------------------------------------------------------------------------------

Trustee Name and Other   Estimated    AggrTotal Compensation From Fund    Retirement Benefits Accrued
Fund Position(s) (as                  Compensationear Ended 10/31/0       as Part of Fund Expenses
applicable)                          From All Board                       For Fiscal Year Ended 10/31/03

                           Annual     III Funds For
                         Retirement       Which
                          Benefits     Individual
                          Paid at       Serves As
                         Retirement  Trustee/Director
                          from all    For Calendar

                         Board III     Year Ended
                           Funds        12/31/02
                        (10 funds)2    (10 Funds)2                 31

-------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Paul Y. Clinton          $6,012          $600                          $99,793

Audit Committee                                        $63,738

Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Thomas W. Courtney

Chairman, Audit          $6,302          $633          $63,738        $103,959

Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Galli

Audit Committee          $5,723          $625        $55,678(3)      $198,386(4)

Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee          $5,723          $342          $63,702         $92,626

Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian Wruble             $5,723           $96                          $95,626
Audit Committee                                        $7,606

Member4
------------------------------------------------------------------------------------

1.    Aggregate  Compensation From Fund includes fees and deferred  compensation, if any, for a Trustee.
2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight life payment plan election with the assumption that a director will retire at the age of 75 and is eligible (after 7 year of service) to receive retirement plan benefits as described below under "Retirement Plan for Directors".
3.    Includes  $30,689  estimated to be paid to Mr. Galli for serving as trustee or  director  of 31  Oppenheimer  funds (at  December  31,  2002) that are not
   Board III Funds.
Includes  $105,760  paid to Mr.  Galli for  serving as trustee or  director of 31 other Oppenheimer funds (at December 31, 2002) that are not Board III Funds.

      |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides  for payments to retired  Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation  was  received.  A Trustee must serve as Trustee for any of the Board III Funds  listed  above for at least 15 years to be  eligible  for the maximum  payment.  Each Trustee's  retirement  benefits will depend on the amount of the Trustee's future compensation and length of service.

      |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  Trustees  that enables them to elect to defer  receipt of all or a portion  of the annual  fees they are entitled to receive  from the Fund.  Under the plan,  the  compensation  deferred by a Trustee is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected  by the  Trustee.
The amount paid to the Trustee under the plan will be  determined  based upon the performance of the selected funds.

      Deferral of Trustees'  fees under the plan will not  materially  affect the
Fund's  assets,  liabilities  and  net  income  per  share.  The  plan  will  not obligate  the  Fund  to  retain  the  services  of  any  Trustee  or to  pay  any particular  level of  compensation  to any  Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose of  determining  the value of the Trustee's deferred fee account.

      |X| Major  Shareholders.  As of  November  24,  2003,  the only  people who owned of record or was  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares,  and their holdings of that class as of that date, were the following:

      MLPF&S for the sole benefit of its  customers,  Attn.:  Fund  Admin.,  4800
Deer Lake Dr. East Floor 3, Jacksonville,  FL 32246-6484,  which owned 91,364.157
Class N shares, representing 7.42% of the Class N shares then outstanding;

      Anthony Di Maria,  Attn.:  Joseph Lomangino,  TJH Medical Services PC 401K,
8906 135th St., Suite 7E, Jamaica,  NY 11418-2834,  which owned  90,493.060 Class
N shares, representing 7.35% of the Class N shares then outstanding;

      MassMutual  Life  Insurance Co. Attn.:  N225,  Separate  Investment  Acct.,
1295  Springfield,  MA  01111-0001,  which  owned  479,570.988  Class  Y  shares, representing 38.90% of the Class Y shares then outstanding;

      IBT  &  Co.  Cust.,   OppenheimerFunds  Cap  Accum.,   Attn.:  MML037,  200
Clarendon  Street,  16th Floor,  Boston,  MA 02116-5021,  which owned 140,659.988
Class Y shares, representing 11.41% of the Class Y shares then outstanding;

      OFI Trust Company TR,  OppenheimerFunds,  Inc., Deferred Compensation Plan,
Attn.:  Susan Ciseros,  225 Liberty Street,  11th Floor, New York, NY 10281-1024,
which  owned  420,998.130  Class Y  shares,  representing  34.15%  of the Class Y shares then outstanding;

      Massachusetts   Mutual  Life   Insurance   Company,   1295  State   Street,
Springfield,   MA   01111-0001,   which   owned   187,930.188   Class  Y  shares,
representing 15.24% of the Class Y shares then outstanding.

The Manager.  The Manager is  wholly-owned  by Oppenheimer  Acquisition  Corp., a holding company  controlled by  Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is  designed to detect and prevent  improper  personal  trading by certain  employees,  including  portfolio  managers,  that would  compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons  include persons with knowledge of the investments  and investment  intentions of the Fund and  other  funds  advised  by the  Manager.  The  Code  of  Ethics  does  permit personnel  subject  to the Code to invest  in  securities,  including  securities that may be  purchased or held by the Fund,  subject to a number of  restrictions and  controls.  Compliance  with the Code of Ethics is  carefully  monitored  and enforced by the Manager.

      The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement filed with the SEC and can be reviewed and copied at the SEC's  Public  Reference
Room  in  Washington,  D.C.  You  can  obtain  information  about  the  hours  of operation  of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.
The  Code of  Ethics  can  also be  viewed  as  part of the  Fund's  registration statement  at the SEC's  Internet  website at  http://www.sec.gov.  Copies may be
obtained,   after  paying  a  duplicating  fee,  by  electronic  request  at  the following  E-mail  address:  publicinfo@sec.gov.,  or by  writing  to  the  SEC's
Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio
Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.
The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The
            Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund will be required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months  ended June 30th,  no later than  August 31st of each year.  The first such filing is due no later than August 31,  2004,  for the twelve months ended June 30, 2004.  Once filed,  the Fund's Form N-PX filing will be available (i) without charge,  upon request,  by calling the Fund toll-free at
1.800.225.5677 and (ii) on the SEC's website at www.sec.gov.
                                                -----------

      |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the  Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager  selects  securities for the Fund's portfolio and handles its day-to-day  business.  The portfolio manager of the Fund is  employed  by the  Manager  and is the person  who is  principally responsible  for  the  day-to-day  management  of  the  Fund's  portfolio.  Other members of the Manager's  Equity  Portfolio  Team provide the  portfolio  manager with counsel and support in managing the Fund's portfolio.

      The investment  advisory  agreement  requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities  and  equipment.  It also  requires  the  Manager to  provide  and  supervise  the  activities  of all
administrative   and   clerical   personnel   required   to   provide   effective
administration for the Fund. Those  responsibilities  include the compilation and maintenance  of records  with  respect to its  operations,  the  preparation  and
filing  of  specified   reports,   and   composition   of  proxy   materials  and
registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by
the  Fund.   The  major   categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to Independent Trustees,  legal and audit expenses,  custodian
and  transfer  agent  expenses,   share  issuance  costs,  certain  printing  and
registration costs and non-recurring  expenses,  including  litigation costs. The management  fees  paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are  applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets  represented  by that class.  The  management fees paid by the Fund to the Manager during its last three fiscal years were:

          -----------------------------------------------------
                                      Management Fees Paid to
           Fiscal Year Ended 10/31:   OppenheimerFunds, Inc.
          -----------------------------------------------------
          -----------------------------------------------------
                     2001                   $9,759,526
          -----------------------------------------------------
          -----------------------------------------------------
                     2002                   $6,671,502
          -----------------------------------------------------
          -----------------------------------------------------

                     2003                   $5,417,106

          -----------------------------------------------------

      The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its obligations  and duties under the investment  advisory agreement,  the  Manager  is not liable  for any loss the Fund  sustains  for any investment,  adoption  of  any  investment  policy,  or  the  purchase,  sale  or retention of any security.

      The  investment   advisory   agreement   permits  the  Manager  to  act  as
investment  advisor  for any other  person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Fund,  the  Manager  may  withdraw  the right of the Fund to use the name "Oppenheimer" as part of its name.

|X|   Annual Approval of Investment Advisory Agreement. Each year, the Board of
Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;

o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful   deliberation,   the  Board,   including  the   Independent
Trustees,  concluded that it was in the best interest of shareholders to continue the  investment  advisory  agreement for another year. In arriving at a decision, the Board did not  single  out any one  factor or group of  factors as being more important than other factors,  but  considered  all factors  together.  The Board judged the terms and conditions of the investment advisory  agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the  Investment  Advisory  Agreement.  One of the duties of the  Manager  under  the  investment  advisory  agreement  is to  arrange  the
portfolio   transactions   for  the  Fund.   The  advisory   agreement   contains
provisions  relating to the  employment  of  broker-dealers  to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated" brokers, as that term is defined in the  Investment  Company Act. The Manager may employ  broker-dealers  that the
Manager  thinks  in its  best  judgment  based  on  all  relevant  factors,  will implement  the policy of the Fund to obtain,  at  reasonable  expense,  the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek  competitive  commission  bidding.  However,  it is expected to be aware of the current  rates of eligible  brokers and to minimize the  commissions  paid to the  extent  consistent  with  the  interests  and  policies  of the  Fund  as established by its Board of Trustees.

      Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research  services for the
Fund  and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes  a good  faith determination  that the  commission  is fair and  reasonable  in  relation to the services  provided.  Subject to those  considerations,  as a factor in  selecting brokers for the Fund's  portfolio  transactions,  the  Manager may also  consider sales  of  shares  of the Fund and  other  investment  companies  for  which  the
Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed by the Manager.  The Manager  allocates  brokerage for the Fund subject to the provisions of the investment  advisory  agreement and the procedures and rules  described  above.  Generally,  the Manager's  portfolio
traders  allocate  brokerage  based  upon   recommendations  from  the  Manager's
portfolio  managers.  In  certain  instances,  portfolio  managers  may  directly place trades and allocate  brokerage.  In either case,  the  Manager's  executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an exchange is the
primary  market  are  generally  done  with  principals  or  market  makers.   In
transactions  on  foreign  exchanges,  the  Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of  negotiated
commissions   available  in  U.S.   markets.   Brokerage   commissions  are  paid
primarily  for  transactions  in listed  securities  or for certain  fixed-income agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid  only if it  appears  likely  that a better  price or  execution  can be obtained  by doing so. In an option  transaction,  the Fund  ordinarily  uses the same  broker for the  purchase or sale of the option and any  transaction  in the securities to which the option relates.

      Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund.  Those  other funds may  purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the  supply  and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer,  the  transactions  under those combined  orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

      In an option  transaction,  the Fund  ordinarily  uses the same  broker for the  purchase  or sale of the option and any  transaction  in the  securities  to
which  the  option  relates.   When  possible,   the  Manager  tries  to  combine
concurrent  orders to purchase or sell the same  security by more than one of the accounts managed by the Manger or its affiliates.  The  transactions  under those combined  orders are averaged as to price and  allocated in  accordance  with the purchase or sale orders actually placed for each account.

      The  investment   advisory   agreement  permits  the  Manager  to  allocate
brokerage  for  research   services.   The  research   services   provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the  Manager  and  its  affiliates.  The  investment  research  received  for the commissions  of those  other  accounts  may be useful both to the Fund and one or more of the  Manager's  other  accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.

      Investment   research   services   include   information  and  analysis  on
particular  companies  and  industries  as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information systems,  computer  hardware  and similar  products and  services.  If a research
service  also  assists  the  Manager  in  a   non-research   capacity   (such  as
bookkeeping  or other  administrative  functions),  then only the  percentage  or
component   that   provides   assistance   to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

      The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income   agency  trades  to  obtain   research  if  the  broker
represents  to the Manager  that:  (i) the trade is not from or for the  broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and  (iii)  the  trade  is  not  a  riskless  principal transaction.  The Board of Trustees  permits the  Manager to use  commissions  on fixed-price  offerings  to obtain  research,  in the same manner as is  permitted for agency transactions.

      The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the  Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities  that are either held in the  Fund's  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to  the  Board  about  the  commissions  paid  to  brokers furnishing  such services,  together with the Manager's  representation  that the amount of such  commissions  was  reasonably  related  to the value or benefit of such services.

       ------------------------------------------------------------------

          Fiscal Year Ended     Total Brokerage Commissions Paid by the
               10/31:                            Fund1
       ------------------------------------------------------------------
       ------------------------------------------------------------------

                2001                          $1,558,891

       ------------------------------------------------------------------
       ------------------------------------------------------------------

                2002                          $1,124,331

       ------------------------------------------------------------------
       ------------------------------------------------------------------

                2003                          $1,629,7682

       ------------------------------------------------------------------

1.    Amounts do not include  spreads or  commissions  on principal  transactions on a net trade basis.
         2.   During   the   fiscal   year   ended   10/31/03,   the   amount  of
         transactions directed to brokers for research services
                was  $237,043,158  and  the  amount  of the  commissions  paid to broker-dealers for those services
                was $369,520.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor, acts as the Fund's principal underwriter in the continuous public offering of the Fund's different classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the three most recent fiscal years are shown in the tables below.

         -----------------------------------------------------------
                              Aggregate             Class A
         Fiscal               Front-End            Front-End
         Year               Sales Charges        Sales Charges
         Ended               on Class A           Retained by
         10/31:                Shares             Distributor
         -----------------------------------------------------------
         -----------------------------------------------------------
         2001                $4,350,671           $1,160,3391
         -----------------------------------------------------------
         -----------------------------------------------------------
         2002                $1,724,680             $534,240
         -----------------------------------------------------------
         -----------------------------------------------------------

         2003                $1,153,285             $343,111

         -----------------------------------------------------------

    1. Includes  amounts  retained by a  broker-dealer  that is an affiliate or a parent of the Distributor.

     ----------------------------------------------------------------------

                      Concessions   Concessions  Concessions  Concessions
                      on Class A    on Class B   on Class C   on Class N
     Fiscal           Shares        Shares       Shares       Shares
     Year             Advanced by   Advanced by  Advanced by  Advanced by
     Ended            Distributor1  Distributor1 Distributor1 Distributor1
     10/31:
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     2001             $480,871      $6,744,263   $613,517     $24,1092
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     2002             $141,003      $2,277,844   $265,000     $76,769
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------

     2003             $110,893      $1,259,674   $178,412     $50,872

     ----------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares  and for  sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

  -----------------------------------------------------------------------------------

  Fiscal   Class A Contingent  Class B Contingent     Class C           Class N
  Year       Deferred Sales      Deferred Sales      Contingent       Contingent
  Ended          Charges            Charges        Deferred Sales   Deferred Sales
  10/31        Retained by        Retained by         Charges           Charges
               Distributor        Distributor       Retained by       Retained by
                                                    Distributor       Distributor
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  2001           $3,441            $1,306,155         $69,810             $0
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  2002           $19,229           $1,380,533         $33,503           $17,023
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  2003           $10,288            $922,794          $17,185           $23,146

  -----------------------------------------------------------------------------------

Distribution  and Service  Plans.  The Fund has adopted a Service  Plan for Class
A shares  and  Distribution  and  Service  Plans for Class B, Class C and Class N
shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for  all or a  portion  of its  costs  incurred  in
connection  with  the  distribution   and/or  servicing  of  the  shares  of  the
particular  class.  Each  plan  has  been  approved  by a vote  of the  Board  of
Trustees, including a majority of the Independent Trustees1,  cast in  person  at a meeting called for the purpose of voting on that plan.

      Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and in their sole  discretion,  from time to time,  may use their own resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions  for distribution  and  administrative  services they  perform.  The  Manager  may  use  its  profits  from  the  advisory  fee it receives  from the  Fund.  In their  sole  discretion,  the  Distributor  and the
Manager  may  increase or  decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year  but only if the  Fund's  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve  its  continuance.
Approval  must be by a vote cast in person at a meeting  called  for the  purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

      The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments  to a plan. An amendment to increase  materially  the amount of  payments  to be made under a plan must be  approved  by  shareholders  of the
class   affected  by  the   amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert  into Class A shares 72 months  after  purchase,  the Fund must  obtain  the  approval  of both  Class  A and  Class  B  shareholders  for a proposed  material  amendment to the Class A plan that would materially  increase payments  under the plan.  That approval  must be by a "majority"  (as defined in the  Investment  Company Act) of the shares of each Class,  voting  separately by class.

      While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at  least quarterly  for its review.  The reports  shall  detail the amount of all payments made  under a plan and the  purpose  for  which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect,  the selection and  nomination of those  Trustees  of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection and  nomination  process as long as the final  decision as to  selection or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment  will be made to any  recipient  in any  quarter in which the  aggregate  net asset  value of all Fund shares of that class  held by the  recipient  for  itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority of the
Independent  Trustees.  The  Board  of  Trustees  has set no  minimum  amount  of assets to qualify for payments  under the plans.

Class A Service  Plan  Fees.  Under the Class A  service  plan,  the  Distributor currently  uses the fees it receives  from the Fund to pay  brokers,  dealers and
other  financial   institutions  (they  are  referred  to  as  "recipients")  for personal  services  and  account  maintenance  services  they  provide  for their
customers  who  hold  Class  A  shares.  The  services  include,   among  others,
answering  customer  inquiries  about the Fund,  assisting  in  establishing  and maintaining  accounts in the Fund,  making the Fund's  investment plans available and  providing  other  services  at the  request of the Fund or the  Distributor.
The Class A service plan permits  reimbursements  to the Distributor at a rate of up to 0.25% of average  annual  net  assets of Class A shares.  The Board has set the rate at that level.  While the plan permits the Board to  authorize  payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet done so,  except  in the case of the  special  arrangement  described
below,  regarding  grandfathered   retirement  accounts.  The  Distributor  makes
payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased  such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to  Recipients in advance for the first year after the shares are  purchased.  During the first year the shares are sold, the  Distributor  retains the service  fee to  reimburse  itself for the costs of distributing  the  shares.  After the first  year  shares  are  outstanding,  the
Distributor  makes service fee payments to recipients  quarterly on those shares.
The  advance  payment  is based on the net  asset  value of shares  sold.  Shares purchased  by exchange do not qualify  for the advance  service fee  payment.  If
Class A shares  purchased  by  grandfathered  retirement  accounts  are  redeemed during the first year after their  purchase,  the  recipient  of the service fees on those  shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended  October  31,  2003,  payments  under the Class A
Plan totaled  $836,511,  of which $18,433 was retained by the  Distributor  under the arrangement  described above,  regarding  grandfathered  retirement accounts, and included  $87,235 paid to an affiliate of the  Distributor's  parent company.
During the first year the shares are sold,  the  Distributor  retains the service
fee  to  reimburse  itself  for  the  costs  of  distributing  the  shares.   Any
unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in  subsequent  years.  The  Distributor  may not use  payments  received  under  the  Class A Plan to pay any of its  interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B,  Class C and  Class N  Distribution  and  Service  Plan  Fees.
Under each plan,  distribution  and service  fees are  computed on the average of the net asset  value of  shares in the  respective  class,  determined  as of the close of each  regular  business  day during the period.  Each plan  provides for the  Distributor  to be  compensated  at a flat rate,  whether the  Distributor's distribution  expenses  are more or less than the amounts  paid by the Fund under the plan  during  the  period  for which the fee is paid.  The types of  services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      Each plan  permits the  Distributor  to retain both the  asset-based  sales charges  and  the  service  fees  or to  pay  recipients  the  service  fee  on a
quarterly   basis,   without  payment  in  advance.   However,   the  Distributor
currently  intends to pay the service fee to  recipients in advance for the first year after  Class B, Class C and Class N shares  are  purchased.  After the first year Class B, Class C or Class N shares are  outstanding,  after their  purchase, the  Distributor  makes  service fee  payments  quarterly  on those  shares.  The advance  payment  is  based  on the  net  asset  value  of  shares  sold.  Shares purchased  by exchange do not qualify  for the advance  service fee  payment.  If
Class B,  Class C or Class N shares  are  redeemed  during  the first  year after their  purchase,  the  recipient  of the  service  fees on those  shares  will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the  service fee made on those  shares.  In cases  where the  Distributor  is the broker of  record  for Class B,  Class C and  Class N shares,  i.e.  shareholders without the services of a broker  directly  invest in the Fund,  the  Distributor will  retain the  asset-based  sales  charge and service fee for Class B, Class C and Class N shares.

      The  asset-based  sales charge and service fees increase  Class B and Class
C expenses by 1.00% and the  asset-based  sales charge and service fees  increase
Class N expenses  by 0.50% of the net assets  per year of the  respective  class.
The  Distributor  retains  the  asset-based  sales  charge on Class B and Class N shares.  The Distributor  retains the asset-based  sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the  recipient on Class C shares  outstanding for a year or more.  If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N  service  fee and the asset-based  sales  charge to the  dealer  quarterly  in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on  Class B,  Class C and  Class N shares allow  investors to buy shares  without a front-end  sales charge while  allowing the  Distributor  to  compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales charges to the  Distributor  for its services  rendered in distributing  Class B, Class C and Class N shares.  The  payments are made to the
Distributor in recognition that the Distributor:

o     pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of  sales  concessions  and/or  the  advance  of the service fee payment to recipients  under the plans,  or may provide such
         financing   from  its  own   resources  or  from  the  resources  of  an
         affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class N shares, and
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those  furnished  to  current  shareholders)  and state  "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B, Class
         C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The  Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred sales  charges  collected  on redeemed  shares and from the Fund under the plans.
If the Class B, Class C or Class N plan is terminated  by the Fund,  the Board of
Trustees  may  allow  the Fund to  continue  payments  of the  asset-based  sales
charge  to  the  Distributor  for   distributing   shares  before  the  plan  was
terminated.

   --------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor in the Fiscal Year Ended

                                   10/31/03

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
     Class:       Total        Amount       Distributor's     Distributor's
                                              Aggregate       Unreimbursed
                                             Unreimbursed     Expenses as %
                Payments    Retained by     Expenses Under    of Net Assets
               Under Plan1  Distributor          Plan           of Class
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class B   $2,911,088    $2,107,461      $17,953,833          5.48%

      Plan
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class C    $874,733      $194,066        $3,338,760          3.23%

      Plan
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class N     $59,124      $47,438          $277,097           1.67%

      Plan
   --------------------------------------------------------------------------

1.    Includes  amounts  paid  to  an  affiliate  of  the  Distributor's   parent
   company: $56,874(Class B),  $45,338 (Class C) and $1,047 (Class N).

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate  its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual  total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation  of how total returns  are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of the  Fund's  most  recent  fiscal  year  end.  You can  obtain
current  performance   information  by  calling  the  Fund's  Transfer  Agent  at
1.800.225.5677   or  by  visiting  the   OppenheimerFunds   Internet  website  at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations  of its performance data in  advertisements  must comply  with rules of the SEC.  Those  rules  describe  the types of  performance data  that  may  be  used  and  how  it is  to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data  must  include  the  average annual  total  returns  for the  advertised  class of shares  of the Fund.  Those returns  must be shown for the 1-,  5- and  10-year  periods  (or the life of the class,  if less) ending as of the most recently ended  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use  of  standardized  performance  calculations  enables  an  investor  to compare the Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using the
Fund's   performance   information   as  a  basis  for   comparison   with  other
investments:

      Total returns  measure the  performance  of a  hypothetical  account in the
Fund over various periods and do not show the  performance of each  shareholder's account.  Your account's  performance  will vary from the model  performance data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.

      The  Fund's  performance  returns  may not  reflect  the effect of taxes on dividends and capital gains distributions.

      An  investment  in  the  Fund  is not  insured  by the  FDIC  or any  other government agency.
      The  principal  value  of the  Fund's  shares  and  total  returns  are not guaranteed and normally will fluctuate on a daily basis.
      When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
      Total returns for any given past period  represent  historical  performance information  and are not, and should not be  considered,  a prediction  of future returns.

      The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The total returns of each class of shares of the Fund are  affected  by market  conditions,  the quality of
the  Fund's  investments,   the  maturity  of  debt  investments,  the  types  of
investments  the Fund holds,  and its  operating  expenses  that are allocated to the particular class.

      |X|  Total  Return  Information.   There  are  different  types  of  "total
returns" to measure the Fund's  performance.  Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and  that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in  expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period  that would  produce  the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In  calculating  total  returns  for Class A shares,  the  current  maximum sales charge of 5.75% (as a percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the formula  below)  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable  contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year period.  For Class N shares,  the
1%  contingent  deferred  sales  charge is deducted  for returns for the one year period,  and total returns for the periods prior to 03/01/01 (the  inception date for  Class N  shares),  is based  on the  Fund's  Class A  returns,  adjusted  to reflect  the  higher  Class N 12b-1  fees.  There is no sales  charge  on Class Y shares.

      Average  Annual Total  Return.  The "average  annual total  return" of each class  is an  average  annual  compounded  rate  of  return  for  each  year in a specified  number  of  years.  It is the rate of  return  based on the  change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the  formula) to achieve an Ending  Redeemable
Value  ("ERV" in the  formula) of that  investment,  according  to the  following formula:

ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
----------
   P
      o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemptions)
  P

      Cumulative  Total  Return.   The  "cumulative  total  return"   calculation
measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire  period  of  years.  Its  calculation  uses  some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

ERV - P = TOTAL RETURN
---------
   P

      Total  Returns  at Net  Asset  Value.  From  time to time the Fund may also quote a  cumulative  or an  average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for  Class A,  Class B,  Class C or Class N shares.  There  is no  sales  charge  on  Class Y  shares.  Each is  based on the difference  in net  asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares   (without
considering  front-end  or  contingent  deferred  sales  charges)  and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10

              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                1-Year            5-Year               10-Year
                                                (or life of     (or life of class)1
                                                  class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   31.83%   39.87%   15.19%   22.22%   4.01%    5.25%   4.78%    5.84%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B    32.87%   33.87%   16.33%   21.33%   4.11%    4.45%   4.92%    5.05%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C    33.87%   33.87%   20.33%   21.33%   4.47%    4.47%   5.05%    5.05%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N2  -29.02%  -29.02%   20.88%   21.88%  -12.06%  -12.06%   N/A      N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y    43.68%   43.68%   22.55%   22.55%   5.72%    5.72%   6.32%    6.32%

---------------------------------------------------------------------------------
1.    Inception of Class A, Class B, Class C and Class Y: 12/1/97.
2.    Inception of Class N: 3/1/01.

-----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares (After Sales Charge)
                       For the Periods Ended 10/31/03

-----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                           ----------------------5-Year               10-Year
                                                              (or life of class)
                               1-Year     (or life of class)

 -----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     15.19%          4.00%1           4.77%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   9.88%           3.44%1           4.12%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------
  1. Inception of Class A shares: 12/1/97.

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an  appropriate  broadly-based  market  index  in its  Annual  Report  to shareholders.  You can obtain that  information  by contacting the Transfer Agent at the  addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of  its performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time the Fund may  publish  the ranking of the performance of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is  a  widely-recognized  independent  mutual  fund  monitoring  service.  Lipper monitors the performance of regulated investment  companies,  including the Fund,
and  ranks  their   performance  for  various  periods  in  categories  based  on investment  styles.  The Lipper  performance  rankings are based on total returns
that  include  the  reinvestment  of  capital  gain   distributions   and  income
dividends  but do not take  sales  charges or taxes  into  consideration.  Lipper also publishes  "peer-group"  indices of the performance of all mutual funds in a category  that it  monitors  and  averages  of the  performance  of the  funds in particular categories.

      |X|  Morningstar  Ratings.  From  time to time  the Fund  may  publish  the star rating of the  performance  of its classes of shares by  Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds in their  specialized  market  sector.  The Fund is rated  among  mid-cap  growth funds.

      Morningstar  proprietary  star  ratings  reflect  historical  risk-adjusted total  investment  return.  For each  fund  with at least a  three-year  history,
Morningstar   calculates   a   Morningstar   Rating(TM)based  on  a   Morningstar
Risk-Adjusted  Return  measure that  accounts for  variation in a fund's  monthly performance  (including  the  effects of sales  charges,  loads,  and  redemption fees),  placing more emphasis on downward  variations  and  rewarding  consistent performance.  The top 10% of funds in each  category  receive  5 stars,  the next
22.5%  receive 4 stars,  the next 35% receive 3 stars,  the next 22.5%  receive 2 stars,  and the  bottom 10%  receive 1 star.  (Each  share  class is counted as a fraction  of one fund  within  this scale and rated  separately,  which may cause slight  variations  in the  distribution  percentages.)  The Overall  Morningstar
Rating for a fund is derived from a weighted  average of the performance  figures associated  with  its  three-,  five-and  ten-year  (if  applicable)  Morningstar
Rating metrics.

      |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such  as  The  New  York  Times,  The  Wall  Street  Journal,
Barron's,  or similar  publications.  That  information  may include  performance
quotations   from  other  sources,   including   Lipper  and   Morningstar.   The
performance  of the Fund's classes of shares may be compared in  publications  to the  performance of various market  indices or other  investments,  and averages, performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

      Investors  may  also  wish to  compare  the  returns  on the  Fund's  share classes  to the  return on  fixed-income  investments  available  from  banks and
thrift   institutions.   Those   include   certificates   of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and  other  forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.
However,  the Fund's  returns  and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may  provide  fixed  rates of return.
Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From  time to  time,  the Fund  may  publish  rankings  or  ratings  of the
Manager or  Transfer  Agent,  and of the  investor  services  provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the
Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and investor  services by third parties may include  comparisons of their services to those  provide by other  mutual fund  families  selected by the rating or ranking services.  They may be based upon the  opinions of the rating or ranking  service itself,  using its  research or  judgment,  or based upon  surveys of  investors, brokers, shareholders or others.

From time to time, the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.
The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o     information   about  the   performance   of  the  economies  of  particular
   countries or regions,
o     the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o     the   availability  of  different  types  of  securities  or  offerings  of securities,
o     information  relating to the gross  national or gross  domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market   sectors  or  indices  to   demonstrate
   performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
                ---
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock
Exchange (the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Disciplined Allocation Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Discovery Fund                Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Small Cap Value Fund
Oppenheimer Growth Fund                   Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund               Oppenheimer Total Return Bond Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
Oppenheimer MidCap Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not  consider
Class C or Class N shares you purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period").

     At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the  aggregate  amount of  purchases  of shares  which,  when  added to the investor's  holdings of shares of those  funds,  will equal or exceed the amount specified  in the  Letter.  Purchases  made  by  reinvestment  of  dividends  or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any purchase  orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a
            front-end sales charge or
            subject to a Class A
            contingent deferred sales
            charge,
(b)   Class B shares of other
            Oppenheimer funds acquired
            subject to a contingent
            deferred sales charge, and
(c)   Class A or Class B shares acquired
            by exchange of either (1)
            Class A shares of one of the
            other Oppenheimer funds that
            were acquired subject to a
            Class A initial or
            contingent deferred sales
            charge or (2) Class B shares
            of one of the other
            Oppenheimer funds that were
            acquired subject to a
            contingent deferred sales
            charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable investments reach $5 million.

OppenheimerFunds  has entered  into  arrangements  with certain  record  keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

|X| Class A Shares Subject to a Contingent  Deferred Sales Charge. For purchases of Class A shares at net asset  value  whether or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including
            SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made
            to Individual 401(k) plans,
            Profit-Sharing Plans and
            Money Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender
            retirement plans,
o     to all trustee-to-trustee IRA
            transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as
            defined in Appendix B to
            this Statement of Additional
            Information) which have
            entered into a special
            agreement with the
            Distributor for that purpose,
o     to Retirement Plans qualified
            under Sections 401(a) or
            401(k) of the Internal
            Revenue Code, the
            recordkeeper or the plan
            sponsor for which has
            entered into a special
            agreement with the
            Distributor,
o     to Retirement Plans of a plan
            sponsor where the aggregate
            assets of all such plans
            invested in the Oppenheimer
            funds is $500,000 or more,
o     to OppenheimerFunds-sponsored
            Ascender 401(k) plans that
            pay for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds.
o     to certain customers of
            broker-dealers and financial
            advisors that are identified
            in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds
            (other than rollovers from
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds),
o     purchases of Class N shares in
            amounts of $500,000 or more
            by a retirement plan that
            pays for the purchase with
            the redemption proceeds of
            Class C shares of one or
            more Oppenheimer funds held
            by the plan for more than
            one year (other than
            rollovers from an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan to any IRA invested in
            the Oppenheimer funds), and
o     on purchases of Class N shares by
            an
            OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k)
            plan made with the
            redemption proceeds of Class
            A shares of one or more
            Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below
      $500 due to the automatic
      conversion of shares from Class B
      to Class A shares;
o     Accounts with an active Asset
      Builder Plan, payroll deduction
      plan or a military allotment plan;
o     OppenheimerFunds-sponsored group
      retirement accounts that are
      making continuing purchases;
o     Certain accounts held by
      broker-dealers through the
      National Securities Clearing
      Corporation; and
o     Accounts that fall below the $500
      threshold due solely to market
      fluctuations within the 12-month
      period preceding the date the fee
      is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of the Exchange,  will not be reflected in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is
               regularly reported, they
               are valued at the last
               reported sale price on
               the principal exchange on
               which they are traded or
               on Nasdaq, as applicable,
               on that day, or
(2)   if last sale information is not
               available on a valuation
               date, they are valued at
               the last reported sale
               price preceding the
               valuation date if it is
               within the spread of the
               closing "bid" and "asked"
               prices on the valuation
               date or, if not,  at the
               closing "bid" price on
               the valuation date.

o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available
               to the pricing service
               approved by the Board of
               Trustees, or
(2)   at the last sale price obtained by
               the Manager from the
               report of the principal
               exchange on which the
               security is traded at its
               last trading session on
               or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and
               "asked" prices obtained
               from the principal
               exchange on which the
               security is traded or, on
               the basis of reasonable
               inquiry, from two market
               makers in the security.

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

o The following  securities are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a
               maturity of more than 397
               days when issued,
(2)   debt instruments that had a
               maturity of 397 days or
               less when issued and have
               a remaining maturity of
               more than 60 days, and
(3)   non-money market debt instruments
               that had a maturity of
               397 days or less when
               issued and which have a
               remaining maturity of 60
               days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)   money market debt securities held
               by a non-money market
               fund that had a maturity
               of less than 397 days
               when issued that have a
               remaining maturity of 60
               days or less, and
(2)   debt instruments held by a money
               market fund that have a
               remaining maturity of 397
               days or less.

o Securities  (including  restricted  securities)  not having  readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject
         to an initial sales charge or
         Class A shares on which a
         contingent deferred sales
         charge was paid, or
o     Class B shares that were subject
         to the Class B contingent
         deferred sales charge when
         redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $200 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the
         distribution;
(2)   state the owner's awareness of tax
         penalties if the distribution
         is premature; and
(3)   conform to the requirements of the
         plan and the Fund's other
         redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use Class A shares  held under the Plan as  collateral  for a debt,  the
Planholder may request issuance of a portion of the shares in certificated form.
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer
      Class A shares:
Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

   The following funds do not offer Class N shares:

   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate
   Fund                                      Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals

   The following funds do not offer Class Y shares:

   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Multiple Strategies Fund
   Oppenheimer California Municipal Fund    Oppenheimer New Jersey Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National
                                            Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
   o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer
      Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund and may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.
      However, shareholders are not permitted to exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in that exchange will be subject to the Class A
Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.
o           With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business days if it  determines  that it would be  disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Fund  reserves  the right, in its discretion,  to refuse any exchange  request that may  disadvantage
it. For  example,  if the receipt of  multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class
Y shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the
Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when
-------
required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain or loss on the redeemed  shares in an amount  equal to the  difference  between the  proceeds of the  redeemed  shares and the  shareholder's  adjusted  tax basis in the  shares.
All or a portion of any loss  recognized  in that manner may be disallowed if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected
                                                     ---
with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a
properly completed and signed Certificate of Foreign Status.      If the
foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

OPPENHEIMER MIDCAP FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer MidCap Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer MidCap Fund,  including the statement of investments,  as of October
31, 2003, and the related  statement of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the four years in the period then  ended.  These  financial  statements  and  financial  highlights  are  the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these  financial  statements  and financial  highlights  based on our audits.  The  financial  highlights  for the year ended  October  31,  1999 were audited by other  auditors  whose report dated  November 19, 1999,  expresses an unqualified opinion on this information.

     We conducted our audits in accordance  with  auditing  standards  generally accepted in the United States of America.  Those standards  require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by  correspondence  with the custodian.
An audit also includes assessing the accounting  principles used and significant estimates  made by  management,  as well as  evaluating  the  overall  financial statement  presentation.  We believe that our audits provide a reasonable  basis for our opinion.

     In our opinion,  the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Oppenheimer  MidCap Fund as of October 31, 2003,  the results of its  operations for the year then ended, the changes in its net assets for each of the two years in the period  then ended,  and the  financial  highlights  for each of the four years in the  period  then  ended,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/KPMG LLP
----------------------
KPMG LLP

Denver, Colorado
November 21, 2003

OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Common Stocks--97.7%
-------------------------------------------------------
Consumer Discretionary--26.4%
-------------------------------------------------------
Hotels, Restaurants & Leisure--0.8%
Starbucks Corp. 1               229,914   $  7,265,282
-------------------------------------------------------
Household Durables--3.1%
Garmin Ltd. 1                   555,000     27,766,650
-------------------------------------------------------
Internet & Catalog Retail--4.2%
InterActiveCorp 1             1,019,022     37,408,298
-------------------------------------------------------
Leisure Equipment & Products--0.8%
Leapfrog
Enterprises, Inc. 1             218,000      7,536,260
-------------------------------------------------------
Media--5.2%
Citadel Broadcasting
Corp. 1                         504,500      9,938,650
-------------------------------------------------------
Univision Communications,
Inc., Cl. A 1                 1,075,000     36,496,250
                                          -------------
                                            46,434,900

-------------------------------------------------------
Multiline Retail--3.0%
Family Dollar
Stores, Inc.                    625,753     27,289,088
-------------------------------------------------------
Specialty Retail--4.1%
Bed Bath & Beyond,
Inc. 1                          565,000     23,865,600
-------------------------------------------------------
Best Buy Co., Inc. 1            220,000     12,828,200
                                          -------------
                                            36,693,800

-------------------------------------------------------
Textiles, Apparel & Luxury Goods--5.2%
Coach, Inc. 1                 1,310,122     46,470,027
-------------------------------------------------------
Financials--10.5%
-------------------------------------------------------
Diversified Financial Services--1.1%
Ameritrade Holding
Corp. 1                         350,000      4,774,000
-------------------------------------------------------
E*TRADE Financial
Corp. 1                         450,000      4,635,000
                                          -------------
                                             9,409,000

-------------------------------------------------------
Insurance--3.4%
AMBAC Financial
Group, Inc.                      81,600      5,772,384
-------------------------------------------------------
MBIA, Inc.                      408,700     24,362,607
                                          -------------
                                            30,134,991

                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Thrifts & Mortgage Finance--6.0%
Doral Financial
Corp.                           200,000   $ 10,100,000
-------------------------------------------------------
Radian Group, Inc.              831,100     43,965,190
                                          -------------
                                            54,065,190

-------------------------------------------------------
Health Care--25.2%
-------------------------------------------------------
Biotechnology--13.1%
Amylin Pharmaceuticals,
Inc. 1                          405,000     11,068,650
-------------------------------------------------------
Gilead Sciences, Inc. 1         762,300     41,606,334
-------------------------------------------------------
ImClone Systems,
Inc. 1                          734,500     25,523,875
-------------------------------------------------------
Invitrogen Corp. 1              200,100     12,724,359
-------------------------------------------------------
Medimmune, Inc. 1             1,000,000     26,660,000
                                          -------------
                                           117,583,218

-------------------------------------------------------
Health Care Equipment & Supplies--5.8%
Stryker Corp.                   124,000     10,057,640
-------------------------------------------------------
Varian Medical
Systems, Inc. 1                 650,326     41,581,844
                                          -------------
                                            51,639,484

-------------------------------------------------------
Health Care Providers & Services--2.7%
Lincare Holdings,
Inc. 1                          620,000     24,142,800
-------------------------------------------------------
Pharmaceuticals--3.6%
Mylan Laboratories,
Inc.                          1,352,827     32,670,772
-------------------------------------------------------
Industrials--3.8%
-------------------------------------------------------
Commercial Services & Supplies--3.8%
Apollo Group, Inc.,
Cl. A 1                         362,889     23,054,339
-------------------------------------------------------
Career Education
Corp. 1                         200,000     10,710,000
                                          -------------
                                            33,764,339

-------------------------------------------------------
Information Technology--31.8%
-------------------------------------------------------
Communications Equipment--10.6%
QLogic Corp. 1                  630,000     35,311,500
-------------------------------------------------------
Scientific-Atlanta,
Inc.                            893,500     26,447,600
-------------------------------------------------------
UTStarcom, Inc. 1             1,065,900     33,575,850
                                          -------------
                                            95,334,950

                                          Market Value
                                 Shares     See Note 1
-------------------------------------------------------
Computers & Peripherals--3.0%
Network Appliance,
Inc. 1                        1,100,000   $ 27,148,000
-------------------------------------------------------
Electronic Equipment & Instruments--0.5%
CDW Corp.                        75,000      4,503,750
-------------------------------------------------------
Internet Software & Services--0.8%
Netease.com, Inc.,
ADR 1                           150,000      6,810,000
-------------------------------------------------------
IT Services--1.1%
Iron Mountain, Inc. 1           250,000      9,560,000
-------------------------------------------------------
Semiconductors & Semiconductor Equipment--6.0%
Broadcom Corp.,
Cl. A 1                         250,000      7,987,500
-------------------------------------------------------
Marvell Technology
Group Ltd. 1                  1,050,000     46,063,500
                                          -------------
                                            54,051,000

-------------------------------------------------------
Software--9.8%
BEA Systems, Inc. 1             350,000      4,865,000
-------------------------------------------------------
Mercury Interactive
Corp. 1                         850,000     39,474,000
-------------------------------------------------------
Symantec Corp. 1                650,000     43,322,500
                                          -------------
                                            87,661,500
                                          -------------
Total Common Stocks
(Cost $682,109,197)                        875,343,299

Preferred Stocks--0.1%
-------------------------------------------------------
Axsun Technologies,
Inc., Cv., Series C 1,2,3       771,208        301,774
-------------------------------------------------------
Centerpoint Broadband
Technologies, Inc., Cv.,
Series D 1,2                    556,586             --

                                 Shares
-------------------------------------------------------
Preferred Stocks Continued
-------------------------------------------------------
fusionOne, Inc., 8%
Non-Cum. Cv.,
Series D 1,2,3                1,675,894   $    101,056
-------------------------------------------------------
ITF Optical
Technologies, Inc.,
Cv., Series A 1,2,3             200,000        150,900
                                          -------------
Total Preferred Stocks
(Cost $29,100,098)                             553,730

                              Principal
                                 Amount
-------------------------------------------------------
Joint Repurchase Agreements--2.3%
-------------------------------------------------------
Undivided interest of
13.54% in joint repurchase
agreement (Principal Amount/
Market Value $149,808,000,
with a maturity value of
$149,820,109) with Banc One
Capital Markets, Inc., 0.97%,
dated 10/31/03, to be
repurchased at $20,288,640
on 11/3/03, collateralized by
U.S. Treasury Bonds, 3.625%--
9%, 3/31/04--8/15/23, with a
value of $152,949,680
(Cost $20,287,000)          $20,287,000     20,287,000

-------------------------------------------------------
Total Investments, at Value
(Cost $731,496,295)               100.1%   896,184,029
-------------------------------------------------------
Liabilities in
Excess of
Other Assets                       (0.1)      (742,933)
                                  ---------------------
Net Assets                        100.0%  $895,441,096
                                  =====================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 6 of
Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended October 31,
2003.
The aggregate fair value of securities of affiliated companies held by the
Fund
as of October 31, 2003 amounts to $553,730. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 Shares      Gross
Gross            Shares    Unrealized
                                       October 31, 2002  Additions
Reductions  October 31, 2003  Depreciation
---------------------------------------------------------------------------------------------------------------

Stocks and/or
Warrants
Axsun Technologies, Inc., Cv., Series C         771,208        --
--            771,208   $ 8,698,224
fusionOne, Inc., 8% Non-Cum. Cv., Series D    1,675,894        --
--          1,675,894     8,999,048
ITF Optical Technologies, Inc., Cv., Series A   200,000        --
--            200,000     4,849,100

------------

                                $22,546,372

============

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------

Investments, at value--see accompanying statement:
Unaffiliated companies (cost $708,396,193)                         $
895,630,299
Affiliated companies (cost $23,100,102)
553,730

----------------

896,184,029
-----------------------------------------------------------------------------------
Cash
612,159
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold
1,057,832
Interest and dividends
1,120
Other
43,918

----------------
Total assets
897,899,058

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed
1,496,484
Shareholder reports
428,309
Distribution and service plan fees
183,534
Transfer and shareholder servicing agent fees
167,842
Trustees' compensation
148,061
Other
33,732

----------------
Total liabilities
2,457,962

-----------------------------------------------------------------------------------
Net Assets
$895,441,096

================

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Paid-in capital                                                    $
1,950,132,198
-----------------------------------------------------------------------------------
Accumulated net investment loss
(146,500)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions
(1,219,232,336)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments
164,687,734

----------------
Net Assets                                                         $
895,441,096

================

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $430,513,814 and 30,825,343 shares of beneficial
interest outstanding)                                                   $13.97
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                      $14.82
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $327,879,961 and 24,515,101
shares of beneficial interest outstanding)                              $13.37
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $103,270,927 and 7,724,857
shares of beneficial interest outstanding)                              $13.37
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $16,605,640 and 1,197,180
shares of beneficial interest outstanding)                              $13.87
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $17,170,754 and 1,196,165
shares of beneficial interest outstanding)                              $14.35

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended October 31, 2003
--------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------

Dividends (net of foreign withholding taxes of $12,331)               $
1,358,910
-----------------------------------------------------------------------------------
Interest
1,006,356

-------------
Total investment income
2,365,266

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees
5,417,106
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
836,511
Class B
2,911,088
Class C
874,733
Class N
59,124
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
2,161,864
Class B
2,094,438
Class C
613,820
Class N
67,420
Class Y
37,672
-----------------------------------------------------------------------------------
Shareholder reports
568,468
-----------------------------------------------------------------------------------
Trustees' compensation
31,779
-----------------------------------------------------------------------------------
Custodian fees and expenses
9,155
-----------------------------------------------------------------------------------
Other
39,629

-------------
Total expenses
15,722,807
Less reduction to custodian expenses
(440)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A
(1,053,086)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class B
(1,301,186)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C
(362,773)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class N
(25,469)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class
Y                                                  (66)

-------------
Net expenses
12,979,787

-----------------------------------------------------------------------------------
Net Investment Loss
(10,614,521)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (including premiums on options exercised)
(67,549,653)
Closing and expiration of option contracts written
253,179

-------------
Net realized loss
(67,296,474)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments
233,645,940

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations
$155,734,945

=============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Year Ended October 31,
2003            2002
-------------------------------------------------------------------------------------
Operations
-------------------------------------------------------------------------------------

Net investment loss                                     $(10,614,521) $
(14,191,329)
-------------------------------------------------------------------------------------
Net realized loss                                        (67,296,474)
(235,256,189)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     233,645,940
31,615,304

-----------------------------
Net increase (decrease) in net assets
resulting from operations                                155,734,945
(217,832,214)

-------------------------------------------------------------------------------------
Beneficial Interest Transactions
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                    2,926,569
(79,503,847)
Class B                                                  (20,575,816)
(59,860,957)
Class C                                                    2,421,302
(19,236,764)
Class N                                                    5,137,432
8,462,388
Class Y                                                    6,801,730
4,409,028

-------------------------------------------------------------------------------------
Net Assets
-------------------------------------------------------------------------------------
Total increase (decrease)                                152,446,162
(363,562,366)
-------------------------------------------------------------------------------------
Beginning of period                                      742,994,934
1,106,557,300

-----------------------------
End of period [including accumulated net investment
loss of $146,500 and $148,073, respectively]            $895,441,096  $
742,994,934

=============================

                                   Appendix A

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

1.  In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the
Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                   Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.       Applicability of Class A Contingent Deferred Sales Charges in Certain
                                         Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.

              Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest International
   Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of
            Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.         Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer MidCap Fund

Internet Website
   www.oppenheimerfunds.com
   ------------------------

Investment Advisor

     OppenheimerFunds, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 12081-1008

Distributor

     OppenheimerFunds Distributor, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 12081-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL.OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw
     1675 Broadway
     New York, New York 10019
1234

PX745.001.1203

                            OPPENHEIMER MIDCAP FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

Item 23.    Exhibits:
--------    --------

            (a)   Amended  and  Restated  Declaration  of  Trust  dated  12/5/02:
Filed  with  Registrant's   Post-Effective   Amendment  No.  10,  12/23/02,   and
incorporated herein by reference.

            (b)   By-Laws  dated  6/18/97:   Filed  with   Registrant's   Initial
Registration  Statement (Reg. No. 333-31533),  7/18/97,  and incorporated  herein by reference.

            (c)   (i)   Specimen   Class  A   Share   Certificate:   Filed   with
Registrant's  Initial  Registration  Statement,  7/18/97, and incorporated herein by reference.

                  (ii)   Specimen   Class  B  Share   Certificate:   Filed   with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

                  (iii)   Specimen   Class  C  Share   Certificate:   Filed  with
Registrant's  Initial  Registration  Statement,  7/18/97, and incorporated herein by reference.

                  (iv)  Specimen  Class N Shares  Certificate:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 5, dated  December 6, 2000, and incorporated herein by reference.

                  (v)   Specimen   Class  Y   Share   Certificate:   Filed   with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

            (d)   Investment  Advisory  Agreement  dated  11/17/97:   Filed  with
      Registrant's  Pre-Effective Amendment No. 2 (Reg. No. 333-31533),  11/3/97,
      and incorporated herein by reference.

            (e)   (i)   General  Distributor's  Agreement dated  11/17/97,  filed
with Registrant's  Pre-Effective  Amendment No. 2 (Reg. No. 333-31533),  11/3/97,
and incorporated herein by reference.

                  (ii)  Form   of   Dealer    Agreement    of    OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

                  (iii) Form   of   Broker    Agreement    of    OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.
(iv)  Form  of  Agency   Agreement   of   OppenheimerFunds   Distributor,   Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to  the  Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust  Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective  Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High  Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company  Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration
Statement  of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

            (f)   Form  of   Deferred   Compensation   Plan   for   Disinterested
Trustees/Directors:  Previously  filed with  Post-Effective  Amendment  No. 43 to the  Registration  Statement  of  Oppenheimer  Quest For Value  Funds  (Reg.  No.
33-15489), 12/21/98, and incorporated herein by reference.

            (g)   (i)   Amendment  dated August 28, 2002 to the Global  Custodial
Services  Agreement  dated May 3, 2001 between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Post-Effective  Amendment  No.  29 to  the  Registration
Statement  of  Oppenheimer  Discovery  Fund  (Reg.  No.  33-371),  11/22/02,  and
incorporated herein by reference.

                  (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001 between  Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
Amendment No. 33 to the  Registration  Statement of Centennial Money Market Trust
(Reg. No. 2-65245), 10/25/01, and incorporated herein by reference.

            (h)   Not applicable.

            (i)   Opinion  and  Consent  of  Counsel  dated  11/3/97:  Filed with
Registrant's  Pre-Effective  Amendment No. 2 (Reg. No. 333-31533),  11/3/97,  and
incorporated herein by reference.

            (j)   Independent Auditors' Consent: Filed herewith.

            (k)   Not applicable.

            (l)   Investment  Letter dated  10/1/97 from  OppenheimerFunds,  Inc.
to Registrant:  Filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg. No.
333-31533), 11/3/97, and incorporated herein by reference.

            (m)   (i)  Service  Plan  and  Agreement  for  Class A  shares  dated
11/17/97:  Filed  with  Registrant's  Pre-Effective  Amendment  No.  2 (Reg.  No.
333-31533), 11/3/97, and incorporated herein by reference.

                  (ii)   Amended and Restated  Distribution  and Service Plan and
Agreement   for  Class  B  shares   dated   2/3/98:   Filed   with   Registrant's
Post-Effective  Amendment No. 1 (Reg. No. 333-31533),  5/11/98,  and incorporated herein by reference.

(iii)  Amended and  Restated  Distribution  and Service  Plan and  Agreement  for
Class C shares dated 2/3/98:  Filed with  Registrant's  Post-Effective  Amendment
No. 1 (Reg. No. 333-31533), 5/11/98, and incorporated herein by reference.

(iv)   Form of  Distribution  and Service Plan and  Agreement for Class N shares:
Filed  with   Registrant's   Post-Effective   Amendment   No.  5,   12/6/00   and
incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/01, and incorporated herein by reference.

            (o)   (i)  Powers of Attorney for all Trustees and officers (except for Messrs. Robert Galli, Brian Wixted, Brian Wrubble and John Murphy):
Previously filed with Registrant's Initial Registration Statement, 7/18/97, and
incorporated herein by reference.

                  (ii)         Certified Board Resolutions: Previously filed
with Registrant's Pre-Effective Amendment No. 1, 9/22/97, and incorporated herein by reference.

                  (iii)        Power of Attorney (including Certified Board
resolution) for Robert G. Galli: Previously filed with Post-Effective Amendment
No. 43 to the Registration Statement of Oppenheimer Quest For Value Funds (Reg.
No. 33-15489), 12/21/98, and incorporated herein by reference.

                  (iv)  Power of Attorney for Brian W. Wixted: Previously filed with Post-Effective Amendment No. 5 to the Registration Statement of
Oppenheimer Quest Capital Value Fund, Inc., (Reg. No. 333-16881), 2/22/00, and
incorporated herein by reference.

                  (v)    Powers of Attorney for Brian Wruble and John V.
Murphy: Previously filed with Post Effective Amendment No. 49 to the
Registration Statement of Oppenheimer Quest Value Fund, Inc., (Reg. No.
2-65223), 2/26/02, and incorporated herein by reference.

            (p)   Amended and Restated  Code of Ethics of the  Oppenheimer  Funds
dated May 15,  2002  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed  with  Post-Effective  Amendment  No.  29 to  the  Registration
Statement  of  Oppenheimer  Discovery  Fund  (Reg.  No.  33-371),  11/22/02,  and
incorporated herein by reference.

      --    Certified Board Resolutions:  Filed with Pre-Effective  Amendment No.
1 of Registrant, 9/22/97, and incorporated herein by reference.

Item 24.    Persons Controlled by or Under Common Control with the Fund

            None.

Item 25.    Indemnification
--------          -------------------

Reference is made to the  provisions  of Article  Seven of  Registrant's  Amended and Restated  Declaration  of Trust filed as Exhibit  23(a) to this  Registration
Statement, and incorporated herein by reference.

      Insofar as  indemnification  for  liabilities  arising under the Securities
Act of 1933 may be  permitted to trustees,  officers and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such indemnification  is against  public policy as expressed in the  Securities Act of
1933  and  is,  therefore,   unenforceable.   In  the  event  that  a  claim  for
indemnification  against such  liabilities  (other than the payment by Registrant of  expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is asserted  by such  trustee,  officer  or  controlling  person,  Registrant  will, unless in the opinion of its counsel the matter has been  settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question  whether such  indemnification  by it  is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be  governed by the final  adjudication  of such issue.

Item 26.    Business and Other Connections of the Investment Adviser
---------
-----------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;  it and  certain  subsidiaries  and  affiliates  act in the  same  capacity  to other investment  companies,  including  without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below   information   as  to  any  other   business,
profession,  vocation  or  employment  of a  substantial  nature  in  which  each officer and  director  of  OppenheimerFunds,  Inc.  is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own  account  or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,

                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of

                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,

                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI

                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American

                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior  Vice   President   and Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer   International   Large-Cap   Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)

Oppenheimer International Small Company Fund

Oppenheimer  International  Value  Fund (a  series of  Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust

Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer  Principal  Protected  Main  Street  Fund (a  series  of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,   Inc.,   Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Centennial Capital Corp.,  Oppenheimer
Real Asset  Management,  Inc. and  OppenheimerFunds  Legacy Program is 6803 South
Tucson Way, Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView  Asset  Management  Corporation,  Oppenheimer  Partnership  Holdings,
Inc.,  Oppenheimer   Acquisition  Corp.,  OFI  Private  Investments,   Inc.,  OFI
Institutional  Asset  Management,  Inc. and Oppenheimer  Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

The  address of Tremont  Advisers,  Inc.  is 555  Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is  Bloc C,  Irish  Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North  Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle

Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Presutti(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place

Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace

Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940  and  rules promulgated  thereunder  are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of
December, 2003.

                        OPPENHEIMER MIDCAP FUND

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             December 22, 2003
-----------------------------Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal
---------------------------- Executive Officer           December 22, 2003
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief

--------------------------   Financial and               December 22, 2003
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton*         Trustee                     December 22, 2003

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*

------------------------     Trustee                     December 22, 2003
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     December 22, 2003

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     December 22, 2003

---------------------
Brian Wruble

*By:  /s/ Robert G. Zack
        -----------------------------------------
        Robert G. Zack, Attorney-in-Fact

                             OPPENHEIMER MIDCAP FUND

                      Registration Statement No. 333-31533

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Description
-----------       -----------

23(j)                         Independent Auditors' Consent